Semiannual Report - Financial Statements

     T. ROWE PRICE

                    PERSONAL STRATEGY
                    BALANCED FUND

                    NOVEMBER 30, 2002

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS          For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              6 Months                  Year
                                Ended                  Ended
                              11/30/02                5/31/02        5/31/01       5/31/00       5/31/99       5/31/98
NET ASSET VALUE
Beginning of period           $  15.11               $  15.73       $  16.20      $  16.20      $  15.88      $  14.07
                             --------------------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)                   0.16*                  0.38           0.48          0.50          0.46          0.46**
  Net realized and
  unrealized gain (loss)         (1.13)                 (0.60)          0.25          0.39          0.81          2.15
                             --------------------------------------------------------------------------------------------
  Total from investment
  activities                     (0.97)                 (0.22)          0.73          0.89          1.27          2.61
                             --------------------------------------------------------------------------------------------
Distributions
  Net investment income          (0.19)                 (0.39)         (0.49)        (0.49)        (0.46)        (0.45)
  Net realized gain                  -                  (0.01)         (0.71)        (0.40)        (0.49)        (0.35)
                             --------------------------------------------------------------------------------------------
  Total distributions            (0.19)                 (0.40)         (1.20)        (0.89)        (0.95)        (0.80)
                             --------------------------------------------------------------------------------------------
NET ASSET VALUE
END OF PERIOD                 $  13.95               $  15.11       $  15.73      $  16.20      $  16.20      $  15.88
                             ============================================================================================

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN^                    (6.40)%*               (1.32)%         4.60%         5.68%         8.37%        19.15%**
-------------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                1.02%[dagger]*         1.02%          1.02%         0.98%         1.00%         1.05%**
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                        2.36%[dagger]*         2.54%          3.00%         3.05%         3.01%         3.09%**
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate           91.3%[dagger]          97.2%          61.5%         48.2%         34.3%         41.5%
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $673,189               $693,599       $671,329      $611,856      $529,691      $328,356
-------------------------------------------------------------------------------------------------------------------------

       ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
       * Excludes expenses in excess of a 0.90% contractual expense limitation in effect from 11/1/02 through 9/30/04.
      ** Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 5/31/98.
[dagger]  Annualized

The accompanying notes are an integral part of these financial statements.

              2
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Unaudited                                                     November 30, 2002

PORTFOLIO OF INVESTMENTS                                            SHARES/PAR          VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     COMMON STOCKS AND WARRANTS 65.9%

     CONSUMER DISCRETIONARY 9.6%

     AUTO COMPONENTS 0.2%
     Brembo (EUR)                                                       13,500  $           66
     ------------------------------------------------------------------------------------------
     Denso (JPY)                                                        32,100             516
     ------------------------------------------------------------------------------------------
     Keystone Automotive *                                               8,400             133
     ------------------------------------------------------------------------------------------
     Michelin (EUR)                                                      5,383             186
     ------------------------------------------------------------------------------------------
     Safelite Glass, Class A, Warrants, 9/29/06 *[square]                3,162               0
     ------------------------------------------------------------------------------------------
     Safelite Glass, Class B *[square]                                   1,290               0
     ------------------------------------------------------------------------------------------
     Safelite Glass, Class B, Warrants, 9/29/07 *[square]                2,108               0
     ------------------------------------------------------------------------------------------
     Safelite Reality *[square]                                             87               0
     ------------------------------------------------------------------------------------------
     Strattec Security *                                                 2,200             107
     ------------------------------------------------------------------------------------------
                                                                                         1,008
                                                                                ---------------
     AUTOMOBILES 1.0%
     DaimlerChrysler (EUR)                                               8,325             303
     ------------------------------------------------------------------------------------------
     Ford Motor                                                        181,300           2,063
     ------------------------------------------------------------------------------------------
     Harley-Davidson                                                    15,900             772
     ------------------------------------------------------------------------------------------
     Honda Motor (JPY)                                                  19,500             734
     ------------------------------------------------------------------------------------------
     Nissan Motor (JPY)                                                 61,000             486
     ------------------------------------------------------------------------------------------
     Peugeot (EUR)                                                       8,940             403
     ------------------------------------------------------------------------------------------
     Toyota Motor (JPY)                                                 50,100           1,315
     ------------------------------------------------------------------------------------------
     Volkswagen (EUR)                                                   14,727             595
     ------------------------------------------------------------------------------------------
                                                                                         6,671
                                                                                ---------------
     DISTRIBUTORS 0.0%
     Cycle & Carriage (SGD)                                             13,755              27
     ------------------------------------------------------------------------------------------
                                                                                            27
                                                                                ---------------
     HOTELS, RESTAURANTS & LEISURE 0.8%
     Applebee's                                                          5,325             134
     ------------------------------------------------------------------------------------------
     BUCA *[sec]                                                        12,200             115
     ------------------------------------------------------------------------------------------
     Carnival                                                           21,500             603
     ------------------------------------------------------------------------------------------
     CEC Entertainment *                                                 5,000             158
     ------------------------------------------------------------------------------------------
     Elior (EUR)                                                        22,769             147
     ------------------------------------------------------------------------------------------
     Enterprise Inns (GBP)                                              30,309             261
     ------------------------------------------------------------------------------------------
     Hilton Group (GBP)                                                119,952             344
     ------------------------------------------------------------------------------------------
     MGM Mirage *                                                        7,400             250
     ------------------------------------------------------------------------------------------
     Mikohn Gaming, Warrants, 8/15/08, 144A *                              125               0
     ------------------------------------------------------------------------------------------

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
                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     O' Charley's *[sec]                                                10,500  $          229
     ------------------------------------------------------------------------------------------
     Red Robin Gourmet Burgers *[sec]                                    2,000              26
     ------------------------------------------------------------------------------------------
     Ruby Tuesday                                                       14,800             267
     ------------------------------------------------------------------------------------------
     Sonic *[sec]                                                       10,600             228
     ------------------------------------------------------------------------------------------
     Starbucks *                                                        28,500             620
     ------------------------------------------------------------------------------------------
     Starwood Hotels & Resorts Worldwide, REIT                          59,200           1,500
     ------------------------------------------------------------------------------------------
     Whitbread (GBP)                                                    52,001             459
     ------------------------------------------------------------------------------------------
                                                                                         5,341
                                                                                ---------------
     HOUSEHOLD DURABLES 1.0%
     Electrolux, Series B (SEK)                                         18,713             334
     ------------------------------------------------------------------------------------------
     Funai Electric (JPY)                                                2,000             245
     ------------------------------------------------------------------------------------------
     Harman International                                               15,300             955
     ------------------------------------------------------------------------------------------
     Matsushita Electric Industrial (JPY)                               39,000             399
     ------------------------------------------------------------------------------------------
     Matthews International, Class A [sec]                              22,400             511
     ------------------------------------------------------------------------------------------
     Newell Rubbermaid                                                  59,800           1,897
     ------------------------------------------------------------------------------------------
     Persimmon (GBP)                                                    47,743             307
     ------------------------------------------------------------------------------------------
     SEB (EUR)                                                           1,638             130
     ------------------------------------------------------------------------------------------
     Sony (JPY)                                                         17,900             791
     ------------------------------------------------------------------------------------------
     Thomson (EUR) *                                                    12,376             274
     ------------------------------------------------------------------------------------------
     Tupperware                                                         60,500           1,036
     ------------------------------------------------------------------------------------------
                                                                                         6,879
                                                                                ---------------
     INTERNET & CATALOG RETAIL 0.0%
     Alloy Online *[sec]                                                19,800             235
     ------------------------------------------------------------------------------------------
                                                                                           235
                                                                                ---------------
     LEISURE EQUIPMENT & PRODUCTS 0.7%
     Bandai (JPY)                                                        5,800             208
     ------------------------------------------------------------------------------------------
     Brunswick                                                          13,600             286
     ------------------------------------------------------------------------------------------
     Eastman Kodak [sec]                                                92,700           3,423
     ------------------------------------------------------------------------------------------
     Konica (JPY) [sec]                                                 21,000             151
     ------------------------------------------------------------------------------------------
     Sammy Corporation (JPY)                                             3,200              82
     ------------------------------------------------------------------------------------------
     SCP Pool *[sec]                                                    20,650             651
     ------------------------------------------------------------------------------------------
                                                                                         4,801
                                                                                ---------------
     MEDIA 3.5%
     AOL Time Warner *                                                  93,500           1,531
     ------------------------------------------------------------------------------------------
     Clear Channel Communications *                                     53,473           2,324
     ------------------------------------------------------------------------------------------
     Comcast *                                                          45,400           1,035
     ------------------------------------------------------------------------------------------
     Comcast, Class A *                                                 57,008           1,336
     ------------------------------------------------------------------------------------------
     Disney                                                            141,800           2,810
     ------------------------------------------------------------------------------------------

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
                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Echostar Communications, Class A *                                 29,000  $          592
     ------------------------------------------------------------------------------------------
     Emmis Broadcasting, Class A *[sec]                                  9,600             220
     ------------------------------------------------------------------------------------------
     Entercom Communications *                                           3,400             184
     ------------------------------------------------------------------------------------------
     Getty Images *[sec]                                                 2,200              66
     ------------------------------------------------------------------------------------------
     Liberty Media, Class A *                                          226,904           2,396
     ------------------------------------------------------------------------------------------
     Mondadori (EUR)                                                     8,944              64
     ------------------------------------------------------------------------------------------
     News Corporation ADR [sec]                                         12,200             343
     ------------------------------------------------------------------------------------------
     News Corporation (AUD)                                             43,609             310
     ------------------------------------------------------------------------------------------
     Omnicom                                                            22,400           1,524
     ------------------------------------------------------------------------------------------
     Publicis Groupe (EUR)                                              15,045             382
     ------------------------------------------------------------------------------------------
     Reader's Digest, Class A                                           81,500           1,390
     ------------------------------------------------------------------------------------------
     Reed Elsevier (GBP)                                               175,959           1,657
     ------------------------------------------------------------------------------------------
     Scholastic *[sec]                                                   5,700             254
     ------------------------------------------------------------------------------------------
     Scripps, Class A                                                      900              71
     ------------------------------------------------------------------------------------------
     Sinclair Broadcast Group, Class A *[sec]                           17,900             248
     ------------------------------------------------------------------------------------------
     Singapore Press (SGD)                                              30,200             339
     ------------------------------------------------------------------------------------------
     TV Azteca (MXN)                                                   629,500             193
     ------------------------------------------------------------------------------------------
     Univision Communications, Class A *[sec]                           19,000             611
     ------------------------------------------------------------------------------------------
     Viacom, Class B *                                                  74,643           3,509
     ------------------------------------------------------------------------------------------
     Young Broadcasting, Class A *[sec]                                  6,900             101
     ------------------------------------------------------------------------------------------
                                                                                        23,490
                                                                                ---------------
     MULTILINE RETAIL 1.2%
     AVA (EUR)                                                           3,129              92
     ------------------------------------------------------------------------------------------
     Debenhams (GBP)                                                    30,554             146
     ------------------------------------------------------------------------------------------
     Kohl's *                                                           17,100           1,171
     ------------------------------------------------------------------------------------------
     Metro (EUR)                                                         8,023             195
     ------------------------------------------------------------------------------------------
     Neiman Marcus, Class A *[sec]                                      10,700             334
     ------------------------------------------------------------------------------------------
     Nordstrom                                                          71,300           1,426
     ------------------------------------------------------------------------------------------
     Stein Mart *                                                        7,000              45
     ------------------------------------------------------------------------------------------
     Target                                                             63,800           2,219
     ------------------------------------------------------------------------------------------
     Wal-Mart                                                           42,200           2,286
     ------------------------------------------------------------------------------------------
     Wal-Mart de Mexico (MXN)                                          113,800             279
     ------------------------------------------------------------------------------------------
                                                                                         8,193
                                                                                ---------------
     SPECIALTY RETAIL 1.0%
     Autobacs Seven (JPY)                                               11,200             233
     ------------------------------------------------------------------------------------------
     Best Buy *                                                         12,450             344
     ------------------------------------------------------------------------------------------
     Charles Vogele (CHF) *                                              4,892             108
     ------------------------------------------------------------------------------------------
     Christopher & Banks *[sec]                                          5,800             158
     ------------------------------------------------------------------------------------------

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
                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Grupo Elektra (MXN)                                                73,000  $          202
     ------------------------------------------------------------------------------------------
     Home Depot                                                         70,350           1,859
     ------------------------------------------------------------------------------------------
     Inditex (EUR)                                                       6,285             153
     ------------------------------------------------------------------------------------------
     Kingfisher (GBP)                                                   34,816             120
     ------------------------------------------------------------------------------------------
     Linens 'n Things *[sec]                                             8,700             216
     ------------------------------------------------------------------------------------------
     Shimachu (JPY)                                                      9,700             192
     ------------------------------------------------------------------------------------------
     Toys "R" Us *                                                     207,200           2,820
     ------------------------------------------------------------------------------------------
     Ultimate Electronics *[sec]                                         4,600              88
     ------------------------------------------------------------------------------------------
     Valora (CHF)                                                        1,395             250
     ------------------------------------------------------------------------------------------
                                                                                         6,743
                                                                                ---------------
     TEXTILES, APPAREL, & LUXURY GOODS 0.2%
     Adidas-Salomon (EUR)                                                4,044             329
     ------------------------------------------------------------------------------------------
     Culp *[sec]                                                         2,800              25
     ------------------------------------------------------------------------------------------
     Dan River, Class A *                                               14,500              26
     ------------------------------------------------------------------------------------------
     Stride Rite                                                        24,100             202
     ------------------------------------------------------------------------------------------
     Unifi *                                                            11,900              68
     ------------------------------------------------------------------------------------------
     Yue Yuen Industrial (HKD)                                         240,000             691
     ------------------------------------------------------------------------------------------
                                                                                         1,341
                                                                                ---------------
     Total Consumer Discretionary                                                       64,729
                                                                                ---------------

     CONSUMER STAPLES 4.9%

     BEVERAGES 1.0%
     Allied Domecq (GBP)                                               109,804             650
     ------------------------------------------------------------------------------------------
     Anheuser-Busch                                                     35,800           1,758
     ------------------------------------------------------------------------------------------
     Coca-Cola                                                          32,400           1,479
     ------------------------------------------------------------------------------------------
     Femsa UBD Units (Represents 1 Series B and 4 Series D shares)
           (MXN)                                                       135,200             506
     ------------------------------------------------------------------------------------------
     Heineken (EUR)                                                      6,841             258
     ------------------------------------------------------------------------------------------
     Lion Nathan (NZD)                                                 134,400             395
     ------------------------------------------------------------------------------------------
     Orkla, Series A (NOK)                                               9,539             165
     ------------------------------------------------------------------------------------------
     PepsiCo                                                            24,310           1,033
     ------------------------------------------------------------------------------------------
     Remy Cointreau (EUR) [sec]                                         10,336             306
     ------------------------------------------------------------------------------------------
     Sapporo Breweries (JPY) [sec]                                      39,000              66
     ------------------------------------------------------------------------------------------
                                                                                         6,616
                                                                                ---------------
     FOOD & DRUG RETAILING 1.0%
     Carrefour (EUR)                                                    15,338             673
     ------------------------------------------------------------------------------------------
     Casey's General Stores [sec]                                       37,100             450
     ------------------------------------------------------------------------------------------

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
                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Casino Guichard-Perrachon (EUR)                                     5,095  $          348
     ------------------------------------------------------------------------------------------
     CVS                                                                95,400           2,564
     ------------------------------------------------------------------------------------------
     FamilyMart (JPY)                                                    7,200             147
     ------------------------------------------------------------------------------------------
     Great Atlantic & Pacific Tea Company *[sec]                        19,100             146
     ------------------------------------------------------------------------------------------
     J. Sainsbury (GBP)                                                228,272           1,049
     ------------------------------------------------------------------------------------------
     Performance Food Group *[sec]                                         900              32
     ------------------------------------------------------------------------------------------
     Seneca Foods, Class A *                                             3,000              42
     ------------------------------------------------------------------------------------------
     Seneca Foods, Class B *                                               100               1
     ------------------------------------------------------------------------------------------
     Sysco                                                              15,700             462
     ------------------------------------------------------------------------------------------
     Walgreen                                                            6,800             196
     ------------------------------------------------------------------------------------------
     Wild Oats Markets *[sec]                                           11,000             117
     ------------------------------------------------------------------------------------------
     Woolworths (AUD)                                                   60,704             385
     ------------------------------------------------------------------------------------------
                                                                                         6,612
                                                                                ---------------
     FOOD PRODUCTS 1.4%
     American Italian Pasta, Class A *[sec]                              3,100             112
     ------------------------------------------------------------------------------------------
     Campbell Soup                                                      90,300           2,181
     ------------------------------------------------------------------------------------------
     CSM (EUR)                                                          17,239             341
     ------------------------------------------------------------------------------------------
     Dairy Crest (GBP)                                                  49,327             265
     ------------------------------------------------------------------------------------------
     General Mills                                                      71,020           3,169
     ------------------------------------------------------------------------------------------
     International Multifoods *[sec]                                     9,000             180
     ------------------------------------------------------------------------------------------
     Nestle (CHF)                                                        5,307           1,072
     ------------------------------------------------------------------------------------------
     Nippon Meat Packer (JPY) [sec]                                     37,000             331
     ------------------------------------------------------------------------------------------
     Parmalat Finanz (EUR) [sec]                                       339,275             812
     ------------------------------------------------------------------------------------------
     Unilever (GBP)                                                    109,380             974
     ------------------------------------------------------------------------------------------
                                                                                         9,437
                                                                                ---------------
     HOUSEHOLD PRODUCTS 0.7%
     Colgate-Palmolive                                                  42,100           2,163
     ------------------------------------------------------------------------------------------
     Kao (JPY)                                                          19,000             407
     ------------------------------------------------------------------------------------------
     Kimberly-Clark                                                     33,100           1,666
     ------------------------------------------------------------------------------------------
     Procter & Gamble                                                    6,000             504
     ------------------------------------------------------------------------------------------
                                                                                         4,740
                                                                                ---------------
     PERSONAL PRODUCTS 0.1%
     Chattem *[sec]                                                      2,000              83
     ------------------------------------------------------------------------------------------
     Fancl (JPY)                                                         3,800             120
     ------------------------------------------------------------------------------------------
     L'Oreal (EUR)                                                       5,647             403
     ------------------------------------------------------------------------------------------
     Playtex Products *[sec]                                             7,800              83
     ------------------------------------------------------------------------------------------
                                                                                           689
                                                                                ---------------

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--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     TOBACCO 0.7%
     Philip Morris                                                      83,350  $        3,144
     ------------------------------------------------------------------------------------------
     UST                                                                54,100           1,742
     ------------------------------------------------------------------------------------------
                                                                                         4,886
                                                                                ---------------
     Total Consumer Staples                                                             32,980
                                                                                ---------------

     ENERGY 4.6%

     ENERGY EQUIPMENT & SERVICES 1.2%
     Atwood Oceanics *                                                   7,900             236
     ------------------------------------------------------------------------------------------
     Baker Hughes                                                      109,400           3,582
     ------------------------------------------------------------------------------------------
     BJ Services *                                                      26,100             873
     ------------------------------------------------------------------------------------------
     Cooper Cameron *                                                    1,800              92
     ------------------------------------------------------------------------------------------
     FMC Technologies *                                                 16,900             326
     ------------------------------------------------------------------------------------------
     Grant Prideco *                                                     2,400              24
     ------------------------------------------------------------------------------------------
     Hydril *                                                            4,200              97
     ------------------------------------------------------------------------------------------
     Key Energy Services *[sec]                                          9,600              86
     ------------------------------------------------------------------------------------------
     Lone Star Technologies *[sec]                                       3,900              60
     ------------------------------------------------------------------------------------------
     National Oilwell *                                                 11,900             259
     ------------------------------------------------------------------------------------------
     Saipem (EUR)                                                       29,500             179
     ------------------------------------------------------------------------------------------
     Schlumberger                                                       18,300             810
     ------------------------------------------------------------------------------------------
     Seacor Smit *[sec]                                                 10,500             437
     ------------------------------------------------------------------------------------------
     Smedvig, Series A (NOK)                                             9,452              50
     ------------------------------------------------------------------------------------------
     Smith International *                                              32,900           1,119
     ------------------------------------------------------------------------------------------
     TGS Nopec Geophysical (NOK) *                                       8,197              62
     ------------------------------------------------------------------------------------------
     W-H Energy Services *                                               5,900              88
     ------------------------------------------------------------------------------------------
                                                                                         8,380
                                                                                ---------------
     OIL & GAS 3.4%
     BP (GBP)                                                           81,545             531
     ------------------------------------------------------------------------------------------
     BP ADR                                                            117,796           4,619
     ------------------------------------------------------------------------------------------
     ChevronTexaco                                                       9,950             667
     ------------------------------------------------------------------------------------------
     Cia Espanola de Petroleos (EUR)                                    32,185             559
     ------------------------------------------------------------------------------------------
     ENI (EUR)                                                          64,706             940
     ------------------------------------------------------------------------------------------
     ENI SPA ADR [sec]                                                   3,300             237
     ------------------------------------------------------------------------------------------
     Exxon Mobil                                                       111,912           3,895
     ------------------------------------------------------------------------------------------
     Forest Oil *                                                       10,250             273
     ------------------------------------------------------------------------------------------
     Marathon Oil                                                      103,700           2,074
     ------------------------------------------------------------------------------------------
     Noble Energy                                                       11,800             437
     ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Norsk Hydro (NOK)                                                  11,113  $          442
     ------------------------------------------------------------------------------------------
     OMV (EUR)                                                             300              27
     ------------------------------------------------------------------------------------------
     Petroleo Brasileiro (Petrobras) ADR [sec]                          25,700             311
     ------------------------------------------------------------------------------------------
     Shell Transport & Trading (GBP)                                   163,200           1,058
     ------------------------------------------------------------------------------------------
     Shell Transport & Trading ADR [sec]                                39,200           1,512
     ------------------------------------------------------------------------------------------
     Statoil (NOK)                                                     120,387             878
     ------------------------------------------------------------------------------------------
     Tonen General Sekiyu (JPY)                                         23,000             149
     ------------------------------------------------------------------------------------------
     TotalFinaElf, Series B (EUR)                                        7,480           1,004
     ------------------------------------------------------------------------------------------
     TravelCenters of America, Warrants, 11/14/10 *                      1,050              10
     ------------------------------------------------------------------------------------------
     Ultra Petroleum *                                                   8,200              73
     ------------------------------------------------------------------------------------------
     Unocal                                                             75,700           2,244
     ------------------------------------------------------------------------------------------
     Woodside Petroleum (AUD)                                           42,620             285
     ------------------------------------------------------------------------------------------
     XTO Energy                                                         28,100             673
     ------------------------------------------------------------------------------------------
                                                                                        22,898
                                                                                ---------------
     Total Energy                                                                       31,278
                                                                                ---------------

     FINANCIALS 15.6%

     BANKS 5.9%
     77 Bank (JPY)                                                      62,000             232
     ------------------------------------------------------------------------------------------
     ABN Amro Holdings (EUR)                                            22,417             384
     ------------------------------------------------------------------------------------------
     Alliance & Leicester (GBP)                                         79,364           1,012
     ------------------------------------------------------------------------------------------
     Australia & New Zealand Banking (AUD)                             132,519           1,395
     ------------------------------------------------------------------------------------------
     Australia & New Zealand Banking ADR                                 3,500             183
     ------------------------------------------------------------------------------------------
     Banco Bradesco ADR [sec]                                           14,576             190
     ------------------------------------------------------------------------------------------
     Banco Papolare de Milano (EUR)                                     16,800              59
     ------------------------------------------------------------------------------------------
     Banco Santander Central Hispano (EUR)                              96,651             691
     ------------------------------------------------------------------------------------------
     Banco Santander (New shares) ADR                                   35,200             658
     ------------------------------------------------------------------------------------------
     Bank of America                                                    90,300           6,328
     ------------------------------------------------------------------------------------------
     Bank of New York                                                   33,300           1,011
     ------------------------------------------------------------------------------------------
     Bank of Yokohama (JPY) [sec]                                      106,000             426
     ------------------------------------------------------------------------------------------
     Bank One                                                           61,300           2,421
     ------------------------------------------------------------------------------------------
     Barclays (GBP)                                                     71,907             520
     ------------------------------------------------------------------------------------------
     BNP Paribas (EUR)                                                  18,284             745
     ------------------------------------------------------------------------------------------
     Boston Private Financial [sec]                                      1,400              26
     ------------------------------------------------------------------------------------------
     BPCI (EUR)                                                          8,966              64
     ------------------------------------------------------------------------------------------
     Capitalia (EUR)                                                   204,425             340
     ------------------------------------------------------------------------------------------
     Chittenden                                                         24,975             655
     ------------------------------------------------------------------------------------------

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
                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Citizens Banking                                                   17,100  $          442
     ------------------------------------------------------------------------------------------
     Commonwealth Bank of Australia (AUD)                               39,200             596
     ------------------------------------------------------------------------------------------
     DBS (SGD)                                                          57,028             362
     ------------------------------------------------------------------------------------------
     Depfa Bank (EUR)                                                    5,986             291
     ------------------------------------------------------------------------------------------
     Deutsche Bank (EUR)                                                11,376             570
     ------------------------------------------------------------------------------------------
     Dexia (EUR)                                                        29,265             359
     ------------------------------------------------------------------------------------------
     Fifth Third Bancorp                                                10,800             605
     ------------------------------------------------------------------------------------------
     Frankfort First                                                       600              10
     ------------------------------------------------------------------------------------------
     Glacier Bancorp                                                     7,389             171
     ------------------------------------------------------------------------------------------
     HBOS (GBP)                                                         97,036           1,051
     ------------------------------------------------------------------------------------------
     HSBC Holdings (GBP)                                               154,261           1,829
     ------------------------------------------------------------------------------------------
     IntesaBCI (EUR)                                                   312,645             682
     ------------------------------------------------------------------------------------------
     ITLA Capital *                                                      1,000              35
     ------------------------------------------------------------------------------------------
     Jyske Bank (DKK)                                                   10,640             267
     ------------------------------------------------------------------------------------------
     KBC Bank (EUR)                                                      7,500             248
     ------------------------------------------------------------------------------------------
     Mellon Financial                                                  113,500           3,411
     ------------------------------------------------------------------------------------------
     Mizuho Holdings (JPY) [sec]                                           289             323
     ------------------------------------------------------------------------------------------
     National Australia Bank (AUD)                                      63,869           1,172
     ------------------------------------------------------------------------------------------
     Northern Trust                                                     19,800             766
     ------------------------------------------------------------------------------------------
     Provident Bankshares                                               13,300             296
     ------------------------------------------------------------------------------------------
     Royal Bank of Scotland (GBP)                                       41,690           1,069
     ------------------------------------------------------------------------------------------
     SEB, Series A (SEK) [sec]                                          57,954             537
     ------------------------------------------------------------------------------------------
     Southwest Bancorp *                                                11,800             336
     ------------------------------------------------------------------------------------------
     Svenska Handelsbanken, Series A (SEK)                              36,813             515
     ------------------------------------------------------------------------------------------
     Unibanco GDR                                                       14,800             129
     ------------------------------------------------------------------------------------------
     U.S. Bancorp                                                      150,200           3,289
     ------------------------------------------------------------------------------------------
     UniCredito Italiano (EUR)                                         142,183             566
     ------------------------------------------------------------------------------------------
     Valley National Bancorp [sec]                                      18,106             497
     ------------------------------------------------------------------------------------------
     Wells Fargo                                                        31,500           1,456
     ------------------------------------------------------------------------------------------
     WestAmerica Banc                                                   13,800             567
     ------------------------------------------------------------------------------------------
                                                                                        39,787
                                                                                ---------------
     DIVERSIFIED FINANCIALS 4.2%
     Aiful (JPY)                                                         7,700             370
     ------------------------------------------------------------------------------------------
     American Express                                                   86,200           3,356
     ------------------------------------------------------------------------------------------
     BPI (EUR)                                                          78,466             169
     ------------------------------------------------------------------------------------------
     Bradford & Bingley (GBP)                                          136,780             651
     ------------------------------------------------------------------------------------------
     Charles Schwab                                                     35,950             415
     ------------------------------------------------------------------------------------------
     Citigroup                                                         160,977           6,259
     ------------------------------------------------------------------------------------------

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

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
                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Fannie Mae                                                         56,900  $        3,587
     ------------------------------------------------------------------------------------------
     Franklin Resources                                                 10,200             377
     ------------------------------------------------------------------------------------------
     Freddie Mac                                                        77,900           4,490
     ------------------------------------------------------------------------------------------
     GIMV (EUR)                                                          6,500             126
     ------------------------------------------------------------------------------------------
     Goldman Sachs Group                                                12,700           1,002
     ------------------------------------------------------------------------------------------
     ING Groep (EUR)                                                    33,506             637
     ------------------------------------------------------------------------------------------
     Legg Mason                                                          8,600             444
     ------------------------------------------------------------------------------------------
     Macquarie Bank (AUD)                                               59,894             805
     ------------------------------------------------------------------------------------------
     Merrill Lynch                                                      27,600           1,201
     ------------------------------------------------------------------------------------------
     Morgan Stanley                                                     32,800           1,484
     ------------------------------------------------------------------------------------------
     Promise (JPY)                                                      11,200             413
     ------------------------------------------------------------------------------------------
     SLM Corporation                                                     9,800             958
     ------------------------------------------------------------------------------------------
     State Street                                                       41,700           1,876
     ------------------------------------------------------------------------------------------
                                                                                        28,620
                                                                                ---------------
     INSURANCE 3.9%
     Allianz (EUR)                                                       2,948             329
     ------------------------------------------------------------------------------------------
     Allstate                                                            5,400             211
     ------------------------------------------------------------------------------------------
     AMBAC                                                               5,900             369
     ------------------------------------------------------------------------------------------
     American International Group                                       66,422           4,327
     ------------------------------------------------------------------------------------------
     AMP (AUD)                                                          25,500             188
     ------------------------------------------------------------------------------------------
     Aviva (GBP) *                                                      18,531             158
     ------------------------------------------------------------------------------------------
     AXA (EUR)                                                          27,394             439
     ------------------------------------------------------------------------------------------
     AXA Asia Pacific (AUD)                                            319,788             450
     ------------------------------------------------------------------------------------------
     Berkshire Hathaway *                                                    2             145
     ------------------------------------------------------------------------------------------
     Brown and Brown                                                    12,600             434
     ------------------------------------------------------------------------------------------
     CNP Assurances (EUR)                                               16,580             593
     ------------------------------------------------------------------------------------------
     Hannover Reckversi (EUR) *[sec]                                     7,965             188
     ------------------------------------------------------------------------------------------
     Harleysville Group [sec]                                            7,000             184
     ------------------------------------------------------------------------------------------
     Hartford Financial Services Group                                  14,700             721
     ------------------------------------------------------------------------------------------
     Horace Mann Educators [sec]                                        29,500             471
     ------------------------------------------------------------------------------------------
     Markel *                                                            1,500             299
     ------------------------------------------------------------------------------------------
     Marsh & McLennan                                                   35,400           1,671
     ------------------------------------------------------------------------------------------
     Millea Holdings (JPY)                                                  53             407
     ------------------------------------------------------------------------------------------
     Mitsui Sumitomo Insurance (JPY)                                   109,000             473
     ------------------------------------------------------------------------------------------
     Munich Re (EUR)                                                     2,221             309
     ------------------------------------------------------------------------------------------
     Ohio Casualty *[sec]                                               27,800             358
     ------------------------------------------------------------------------------------------
     PartnerRe                                                          10,300             521
     ------------------------------------------------------------------------------------------
     Progressive Corporation                                            14,500             821
     ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Prudential (GBP)                                                   45,971  $          383
     ------------------------------------------------------------------------------------------
     RAS (EUR)                                                          62,257             779
     ------------------------------------------------------------------------------------------
     Royal & Sun Alliance (GBP)                                        175,090             401
     ------------------------------------------------------------------------------------------
     SAFECO                                                             92,600           3,351
     ------------------------------------------------------------------------------------------
     Selective Insurance [sec]                                           9,900             254
     ------------------------------------------------------------------------------------------
     St. Paul Companies                                                 44,600           1,661
     ------------------------------------------------------------------------------------------
     Travelers, Class A *                                               31,975             510
     ------------------------------------------------------------------------------------------
     Triad Guaranty *[sec]                                               3,800             152
     ------------------------------------------------------------------------------------------
     UnumProvident                                                      96,700           1,649
     ------------------------------------------------------------------------------------------
     W. R. Berkley                                                      13,500             533
     ------------------------------------------------------------------------------------------
     XL Capital                                                         28,300           2,342
     ------------------------------------------------------------------------------------------
                                                                                        26,081
                                                                                ---------------
     REAL ESTATE 1.6%
     AMP Diversified Property (AUD)                                    116,635             172
     ------------------------------------------------------------------------------------------
     Arden Realty, REIT                                                 10,300             229
     ------------------------------------------------------------------------------------------
     CapitaLand (SGD)                                                   46,000              30
     ------------------------------------------------------------------------------------------
     Corio (EUR)                                                        10,356             270
     ------------------------------------------------------------------------------------------
     EastGroup Properties, REIT                                         12,400             308
     ------------------------------------------------------------------------------------------
     Essex Property Trust, REIT [sec]                                      700              36
     ------------------------------------------------------------------------------------------
     Federal Realty Investment Trust, REIT                              74,100           2,022
     ------------------------------------------------------------------------------------------
     Gables Residential Trust, REIT [sec]                               11,100             274
     ------------------------------------------------------------------------------------------
     General Property Trust (AUD)                                      384,494             618
     ------------------------------------------------------------------------------------------
     Glenborough Realty Trust, REIT                                      8,900             154
     ------------------------------------------------------------------------------------------
     Goldcrest (JPY)                                                     4,700             106
     ------------------------------------------------------------------------------------------
     Land Securities Group (GBP)                                        13,759             166
     ------------------------------------------------------------------------------------------
     LaSalle Hotel Properties                                            5,200              68
     ------------------------------------------------------------------------------------------
     Manufactured Home Communities, REIT                                 4,400             130
     ------------------------------------------------------------------------------------------
     Metrovacesa (EUR)                                                  22,123             478
     ------------------------------------------------------------------------------------------
     Parkway Properties, REIT [sec]                                      7,800             280
     ------------------------------------------------------------------------------------------
     Reckson Associates Realty, REIT [sec]                              72,100           1,467
     ------------------------------------------------------------------------------------------
     Reckson Associates Realty, Class B, REIT [sec]                      3,534              74
     ------------------------------------------------------------------------------------------
     Simon Property Group, REIT                                         58,172           1,962
     ------------------------------------------------------------------------------------------
     Sun Hung Kai Properties (HKD)                                      81,000             543
     ------------------------------------------------------------------------------------------
     Washington, REIT [sec]                                             11,900             300
     ------------------------------------------------------------------------------------------
     Wereldhave (EUR)                                                    5,979             309
     ------------------------------------------------------------------------------------------
     Westfield Trust (AUD)                                             259,900             504
     ------------------------------------------------------------------------------------------
                                                                                        10,500
                                                                                ---------------
     Total Financials                                                                  104,988
                                                                                ---------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     HEALTH CARE 7.5%

     BIOTECHNOLOGY 0.5%
     Abgenix *[sec]                                                      1,600  $           15
     ------------------------------------------------------------------------------------------
     Alexion Pharmaceutical *[sec]                                         800              14
     ------------------------------------------------------------------------------------------
     Alkermes *                                                         17,400             155
     ------------------------------------------------------------------------------------------
     Amgen *                                                            24,500           1,156
     ------------------------------------------------------------------------------------------
     Cephalon *[sec]                                                     4,424             242
     ------------------------------------------------------------------------------------------
     CSL (AUD)                                                          10,255             123
     ------------------------------------------------------------------------------------------
     Cubist Pharmaceuticals *[sec]                                       1,500              18
     ------------------------------------------------------------------------------------------
     CV Therapeutics *[sec]                                              1,500              35
     ------------------------------------------------------------------------------------------
     Deltagen *                                                          2,900               2
     ------------------------------------------------------------------------------------------
     Exelixis *[sec]                                                     6,500              59
     ------------------------------------------------------------------------------------------
     Gilead Sciences *                                                   5,800             229
     ------------------------------------------------------------------------------------------
     IDEC Pharmaceuticals *[sec]                                         2,700              89
     ------------------------------------------------------------------------------------------
     Incyte Genomics *                                                   2,400              13
     ------------------------------------------------------------------------------------------
     MedImmune *                                                        29,500             778
     ------------------------------------------------------------------------------------------
     Neurocrine Biosciences *[sec]                                       3,100             143
     ------------------------------------------------------------------------------------------
     NPS Pharmaceuticals *[sec]                                          3,300              98
     ------------------------------------------------------------------------------------------
     OSI Pharmaceuticals *[sec]                                          1,700              37
     ------------------------------------------------------------------------------------------
     QIAGEN (EUR) *[sec]                                                 1,853              12
     ------------------------------------------------------------------------------------------
     Regeneron Pharmaceuticals *[sec]                                    1,600              35
     ------------------------------------------------------------------------------------------
     Triangle Pharmaceuticals *                                         15,500              71
     ------------------------------------------------------------------------------------------
     Trimeris *[sec]                                                     3,700             178
     ------------------------------------------------------------------------------------------
     Tularik *                                                           4,000              38
     ------------------------------------------------------------------------------------------
     Versicor *[sec]                                                     4,200              47
     ------------------------------------------------------------------------------------------
     Vertex Pharmaceuticals *                                            1,736              32
     ------------------------------------------------------------------------------------------
     ViroPharma *[sec]                                                   1,400               2
     ------------------------------------------------------------------------------------------
                                                                                         3,621
                                                                                ---------------
     HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
     Baxter International                                               20,800             665
     ------------------------------------------------------------------------------------------
     Biomet                                                              2,700              74
     ------------------------------------------------------------------------------------------
     Edwards Lifesciences *[sec]                                         8,000             211
     ------------------------------------------------------------------------------------------
     EPIX Medical *[sec]                                                 2,500              23
     ------------------------------------------------------------------------------------------
     Guidant *                                                           2,700              81
     ------------------------------------------------------------------------------------------
     Inhale Therapeutic Systems *[sec]                                   5,000              46
     ------------------------------------------------------------------------------------------
     Medtronic                                                          17,500             818
     ------------------------------------------------------------------------------------------
     Nobel Biocare (SEK) *                                               1,068              59
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Radiometer (DKK)                                                    6,200  $          250
     ------------------------------------------------------------------------------------------
     Sola *                                                              1,500              18
     ------------------------------------------------------------------------------------------
     Steris *                                                            9,600             218
     ------------------------------------------------------------------------------------------
     Tecan (CHF)                                                         3,281             107
     ------------------------------------------------------------------------------------------
     Wilson Greatbatch Technologies *[sec]                               7,100             206
     ------------------------------------------------------------------------------------------
                                                                                         2,776
                                                                                ---------------
     HEALTH CARE PROVIDERS & SERVICES 1.5%
     AmeriPath *[sec]                                                    9,800             166
     ------------------------------------------------------------------------------------------
     AmerisourceBergen                                                   9,500             551
     ------------------------------------------------------------------------------------------
     AMN Healthcare Services, *[sec]                                       400               7
     ------------------------------------------------------------------------------------------
     Cardinal Health                                                    16,650           1,025
     ------------------------------------------------------------------------------------------
     Cross Country *[sec]                                                2,500              42
     ------------------------------------------------------------------------------------------
     Gehe (EUR)                                                          9,974             362
     ------------------------------------------------------------------------------------------
     HCA                                                                29,100           1,169
     ------------------------------------------------------------------------------------------
     Henry Schein *                                                     10,300             438
     ------------------------------------------------------------------------------------------
     Hooper Holmes                                                      26,000             148
     ------------------------------------------------------------------------------------------
     Laboratory Corporation of America *                                 2,700              65
     ------------------------------------------------------------------------------------------
     Lifeline Systems *                                                  4,600              95
     ------------------------------------------------------------------------------------------
     Maximus *[sec]                                                     16,200             453
     ------------------------------------------------------------------------------------------
     Orthodontic Centers of America *[sec]                               3,700              48
     ------------------------------------------------------------------------------------------
     Renal Care Group *                                                  3,900             122
     ------------------------------------------------------------------------------------------
     Suzuken (JPY)                                                       5,500             128
     ------------------------------------------------------------------------------------------
     Tenet Healthcare *                                                  2,650              49
     ------------------------------------------------------------------------------------------
     UnitedHealth Group                                                 49,400           4,024
     ------------------------------------------------------------------------------------------
     Wellpoint Health Networks *                                        20,300           1,336
     ------------------------------------------------------------------------------------------
                                                                                        10,228
                                                                                ---------------
     PHARMACEUTICALS 5.1%
     Abbott Laboratories                                                40,000           1,751
     ------------------------------------------------------------------------------------------
     Allergan                                                            3,800             223
     ------------------------------------------------------------------------------------------
     AstraZeneca (GBP)                                                  19,456             740
     ------------------------------------------------------------------------------------------
     Aventis (EUR)                                                      22,901           1,273
     ------------------------------------------------------------------------------------------
     Biovail *                                                          15,800             523
     ------------------------------------------------------------------------------------------
     Bristol-Myers Squibb                                                4,500             119
     ------------------------------------------------------------------------------------------
     Eisai (JPY)                                                        16,000             329
     ------------------------------------------------------------------------------------------
     Eli Lilly                                                           7,900             540
     ------------------------------------------------------------------------------------------
     Eon Labs *[sec]                                                     2,800              67
     ------------------------------------------------------------------------------------------
     Forest Laboratories *                                               8,000             859
     ------------------------------------------------------------------------------------------
     Galen (GBP)                                                        39,980             333
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     GlaxoSmithKline (GBP) *                                            77,455  $        1,449
     ------------------------------------------------------------------------------------------
     GlaxoSmithKline ADR                                                19,800             752
     ------------------------------------------------------------------------------------------
     Guilford Pharmaceuticals *[sec]                                       800               4
     ------------------------------------------------------------------------------------------
     Hisamitsu Pharmaceutical (JPY)                                     19,000             251
     ------------------------------------------------------------------------------------------
     Hoechst (EUR)                                                       7,529             303
     ------------------------------------------------------------------------------------------
     Johnson & Johnson                                                  52,300           2,982
     ------------------------------------------------------------------------------------------
     Medicines Company *                                                 4,000              67
     ------------------------------------------------------------------------------------------
     Merck                                                              61,400           3,648
     ------------------------------------------------------------------------------------------
     Novartis (CHF)                                                     42,765           1,589
     ------------------------------------------------------------------------------------------
     Noven Pharmaceuticals *[sec]                                       12,500             133
     ------------------------------------------------------------------------------------------
     Novo Nordisk (DKK)                                                  4,778             147
     ------------------------------------------------------------------------------------------
     Pfizer                                                            170,350           5,373
     ------------------------------------------------------------------------------------------
     Pharmacia                                                          33,741           1,427
     ------------------------------------------------------------------------------------------
     Sanofi-Synthelabo (EUR)                                             5,922             349
     ------------------------------------------------------------------------------------------
     Schering-Plough                                                   138,300           3,134
     ------------------------------------------------------------------------------------------
     Schwarz Pharma (EUR)                                               29,516             928
     ------------------------------------------------------------------------------------------
     Shire Pharmaceuticals (GBP) *                                      31,036             213
     ------------------------------------------------------------------------------------------
     Takeda Chemical Industries (JPY)                                   15,000             630
     ------------------------------------------------------------------------------------------
     Wyeth                                                             101,560           3,903
     ------------------------------------------------------------------------------------------
                                                                                        34,039
                                                                                ---------------
     Total Health Care                                                                  50,664
                                                                                ---------------

     INDUSTRIALS & BUSINESS SERVICES 8.2%

     AEROSPACE & DEFENSE 0.2%
     Armor Holdings *[sec]                                              18,800             269
     ------------------------------------------------------------------------------------------
     European Aeronautic Defense & Space (EUR)                          25,547             325
     ------------------------------------------------------------------------------------------
     Honeywell International                                            19,000             492
     ------------------------------------------------------------------------------------------
     Thales (EUR)                                                        3,795             107
     ------------------------------------------------------------------------------------------
                                                                                         1,193
                                                                                ---------------
     AIR FREIGHT & LOGISTICS 0.3%
     C.H. Robinson Worldwide                                               900              28
     ------------------------------------------------------------------------------------------
     Expeditors International of Washington                              8,200             274
     ------------------------------------------------------------------------------------------
     Forward Air *[sec]                                                  8,700             167
     ------------------------------------------------------------------------------------------
     Pacer International *[sec]                                         11,100             143
     ------------------------------------------------------------------------------------------
     Ryder System                                                       10,000             230
     ------------------------------------------------------------------------------------------
     UPS, Class B                                                       10,800             684
     ------------------------------------------------------------------------------------------
     UTi Worldwide [sec]                                                10,600             228
     ------------------------------------------------------------------------------------------
                                                                                         1,754
                                                                                ---------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     AIRLINES 0.1%
     Frontier Airlines *[sec]                                            9,000  $           51
     ------------------------------------------------------------------------------------------
     Midwest Express Holdings *[sec]                                     7,100              48
     ------------------------------------------------------------------------------------------
     Singapore Airlines (SGD)                                           58,000             351
     ------------------------------------------------------------------------------------------
                                                                                           450
                                                                                ---------------
     BUILDING PRODUCTS 0.0%
     Central Glass (JPY)                                                41,000             192
     ------------------------------------------------------------------------------------------
     Simpson Manufacturing *                                             6,300             213
     ------------------------------------------------------------------------------------------
                                                                                           405
                                                                                ---------------
     COMMERCIAL SERVICES & SUPPLIES 3.0%
     Apollo Group, Class A *                                            26,700           1,101
     ------------------------------------------------------------------------------------------
     Automatic Data Processing                                          25,100           1,091
     ------------------------------------------------------------------------------------------
     BISYS Group *                                                       9,300             189
     ------------------------------------------------------------------------------------------
     Brambles (GBP)                                                    149,186             343
     ------------------------------------------------------------------------------------------
     Buhrmann (EUR)                                                     21,001              97
     ------------------------------------------------------------------------------------------
     Cendant *                                                          31,800             400
     ------------------------------------------------------------------------------------------
     Central Parking [sec]                                              19,800             384
     ------------------------------------------------------------------------------------------
     Choicepoint *                                                       5,000             188
     ------------------------------------------------------------------------------------------
     CompX International                                                 4,800              40
     ------------------------------------------------------------------------------------------
     Concord EFS *                                                      66,300             995
     ------------------------------------------------------------------------------------------
     Consolidated Graphics *[sec]                                          800              16
     ------------------------------------------------------------------------------------------
     Davis Service (GBP)                                                79,954             399
     ------------------------------------------------------------------------------------------
     Electro Rent *                                                      8,100              99
     ------------------------------------------------------------------------------------------
     First Data                                                        101,268           3,508
     ------------------------------------------------------------------------------------------
     Fiserv *                                                           16,500             560
     ------------------------------------------------------------------------------------------
     G&K Services, Class A                                               9,300             317
     ------------------------------------------------------------------------------------------
     Global Payments [sec]                                              10,400             300
     ------------------------------------------------------------------------------------------
     H&R Block                                                          37,000           1,418
     ------------------------------------------------------------------------------------------
     Herman Miller [sec]                                                18,000             359
     ------------------------------------------------------------------------------------------
     Ionics *[sec]                                                       1,300              29
     ------------------------------------------------------------------------------------------
     Iron Mountain *[sec]                                               22,424             742
     ------------------------------------------------------------------------------------------
     Layne Christensen *                                                 3,500              30
     ------------------------------------------------------------------------------------------
     New England Business Service                                       12,400             276
     ------------------------------------------------------------------------------------------
     Paychex                                                             6,100             178
     ------------------------------------------------------------------------------------------
     R.R. Donnelley                                                    121,600           2,586
     ------------------------------------------------------------------------------------------
     Resources Connection *[sec]                                        14,900             274
     ------------------------------------------------------------------------------------------
     Securitas, Series B (SEK) [sec]                                    12,707             193
     ------------------------------------------------------------------------------------------
     SOURCECORP *[sec]                                                   8,300             161
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Spherion *[sec]                                                    12,200  $           84
     ------------------------------------------------------------------------------------------
     Tetra Tech *[sec]                                                  22,820             283
     ------------------------------------------------------------------------------------------
     United Stationers *                                                10,700             348
     ------------------------------------------------------------------------------------------
     Waste Management                                                  127,926           3,188
     ------------------------------------------------------------------------------------------
     Waterlink *                                                        11,900               1
     ------------------------------------------------------------------------------------------
     Weight Watchers *[sec]                                              2,700             122
     ------------------------------------------------------------------------------------------
     West Corporation *[sec]                                             6,100             102
     ------------------------------------------------------------------------------------------
                                                                                        20,401
                                                                                ---------------
     CONSTRUCTION & ENGINEERING 0.1%
     Eiffage (EUR)                                                       1,197              90
     ------------------------------------------------------------------------------------------
     HOCHTIEF (EUR)                                                      6,742              92
     ------------------------------------------------------------------------------------------
     Insituform Technologies, Class A *[sec]                             9,600             182
     ------------------------------------------------------------------------------------------
     JGC (JPY)                                                          38,000             226
     ------------------------------------------------------------------------------------------
     Megachips (JPY)                                                     3,000              45
     ------------------------------------------------------------------------------------------
                                                                                           635
                                                                                ---------------
     ELECTRICAL EQUIPMENT 0.4%
     A.O. Smith                                                         20,700             552
     ------------------------------------------------------------------------------------------
     American Superconductor *[sec]                                      2,900              10
     ------------------------------------------------------------------------------------------
     Belden [sec]                                                       23,100             388
     ------------------------------------------------------------------------------------------
     Draka (EUR)                                                         6,913              82
     ------------------------------------------------------------------------------------------
     Global Power Equipment Group *[sec]                                   300               1
     ------------------------------------------------------------------------------------------
     Hitachi Cable (JPY)                                                87,000             224
     ------------------------------------------------------------------------------------------
     Paxar *                                                            26,600             376
     ------------------------------------------------------------------------------------------
     PECO II *                                                           3,800               4
     ------------------------------------------------------------------------------------------
     Schneider Electric (EUR)                                           14,555             706
     ------------------------------------------------------------------------------------------
     Woodward Governor                                                   2,700             115
     ------------------------------------------------------------------------------------------
                                                                                         2,458
                                                                                ---------------
     INDUSTRIAL CONGLOMERATES 2.0%
     3M                                                                 28,000           3,636
     ------------------------------------------------------------------------------------------
     GE                                                                 90,900           2,464
     ------------------------------------------------------------------------------------------
     Hutchison Whampoa (HKD)                                           215,500           1,513
     ------------------------------------------------------------------------------------------
     Sembcorp Industries (SGD)                                         901,000             492
     ------------------------------------------------------------------------------------------
     Siemens (EUR)                                                      19,950             978
     ------------------------------------------------------------------------------------------
     Tyco International                                                233,742           4,170
     ------------------------------------------------------------------------------------------
                                                                                        13,253
                                                                                ---------------
     MACHINERY 1.3%
     Actuant Corporation, Class A *[sec]                                 6,420             277
     ------------------------------------------------------------------------------------------
     Cuno *                                                              7,400             245
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Danaher                                                            34,600  $        2,174
     ------------------------------------------------------------------------------------------
     Deere                                                              36,500           1,867
     ------------------------------------------------------------------------------------------
     Fanuc (JPY)                                                        11,100             532
     ------------------------------------------------------------------------------------------
     Graco                                                               1,900              56
     ------------------------------------------------------------------------------------------
     Harsco                                                             15,900             492
     ------------------------------------------------------------------------------------------
     IDEX                                                                3,100             105
     ------------------------------------------------------------------------------------------
     Joy Global *                                                        3,700              44
     ------------------------------------------------------------------------------------------
     Lindsay Manufacturing                                               5,800             146
     ------------------------------------------------------------------------------------------
     Mitsubishi Heavy Industries (JPY) *                               207,000             525
     ------------------------------------------------------------------------------------------
     Pall                                                               66,700           1,273
     ------------------------------------------------------------------------------------------
     Reliance Steel & Aluminum [sec]                                     3,900              89
     ------------------------------------------------------------------------------------------
     Saurer (CHF) *                                                      2,466              48
     ------------------------------------------------------------------------------------------
     Sembcorp Marine (SGD)                                             173,100              92
     ------------------------------------------------------------------------------------------
     Singulus Technology (EUR)                                          11,175             190
     ------------------------------------------------------------------------------------------
     SKF, Series B (SEK)                                                13,157             372
     ------------------------------------------------------------------------------------------
                                                                                         8,527
                                                                                ---------------
     MARINE 0.0%
     International Shipholding *                                         3,500              21
     ------------------------------------------------------------------------------------------
     Kamigumi (JPY)                                                     60,000             267
     ------------------------------------------------------------------------------------------
                                                                                           288
                                                                                ---------------
     ROAD & RAIL 0.7%
     Burlington Northern Santa Fe                                       46,100           1,168
     ------------------------------------------------------------------------------------------
     Cowie (GBP)                                                        85,613             380
     ------------------------------------------------------------------------------------------
     Heartland Express *[sec]                                            3,350              73
     ------------------------------------------------------------------------------------------
     Nippon Express (JPY)                                               68,000             275
     ------------------------------------------------------------------------------------------
     Norfolk Southern                                                  133,100           2,626
     ------------------------------------------------------------------------------------------
     Railtrack (GBP) *                                                  46,359             178
     ------------------------------------------------------------------------------------------
                                                                                         4,700
                                                                                ---------------
     TRADING COMPANIES & DISTRIBUTORS 0.1%
     Hagemeyer (EUR)                                                     9,839              80
     ------------------------------------------------------------------------------------------
     Mitsubishi (JPY)                                                   70,000             440
     ------------------------------------------------------------------------------------------
     MSC Industrial Direct, Class A *[sec]                               5,400              96
     ------------------------------------------------------------------------------------------
     Sumitomo (JPY)                                                     71,000             309
     ------------------------------------------------------------------------------------------
     Watsco                                                              2,500              40
     ------------------------------------------------------------------------------------------
                                                                                           965
                                                                                ---------------
     TRANSPORTATION INFRASTRUCTURE 0.0%
     SIA Engineering (SGD)                                              91,000              90
     ------------------------------------------------------------------------------------------
                                                                                            90
                                                                                ---------------
     Total Industrials & Business Services                                              55,119
                                                                                ---------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     INFORMATION TECHNOLOGY 6.3%

     COMMUNICATIONS EQUIPMENT 1.5%
     Black Box *[sec]                                                    8,900  $          444
     ------------------------------------------------------------------------------------------
     Cisco Systems *                                                   173,500           2,589
     ------------------------------------------------------------------------------------------
     Corning *[sec]                                                    541,100           2,397
     ------------------------------------------------------------------------------------------
     Emulex *                                                            4,300             104
     ------------------------------------------------------------------------------------------
     LM Ericsson ADR, Class B *[sec]                                    30,960             305
     ------------------------------------------------------------------------------------------
     Lucent Technologies *[sec]                                        307,400             538
     ------------------------------------------------------------------------------------------
     Nokia (EUR)                                                        23,403             451
     ------------------------------------------------------------------------------------------
     Nokia ADR                                                          88,400           1,698
     ------------------------------------------------------------------------------------------
     Packeteer *                                                         5,300              43
     ------------------------------------------------------------------------------------------
     QUALCOMM *                                                         27,000           1,113
     ------------------------------------------------------------------------------------------
     Riverstone Networks *[sec]                                         32,500              81
     ------------------------------------------------------------------------------------------
     Sagem (EUR)                                                         4,914             354
     ------------------------------------------------------------------------------------------
     Stratos Lightwave *[sec]                                              699               5
     ------------------------------------------------------------------------------------------
     Tekelec *                                                           4,800              49
     ------------------------------------------------------------------------------------------
                                                                                        10,171
                                                                                ---------------
     COMPUTER PERIPHERALS 0.5%
     Creative Technology (SGD) *                                        22,350             185
     ------------------------------------------------------------------------------------------
     Dell Computer *                                                    53,800           1,537
     ------------------------------------------------------------------------------------------
     IBM                                                                 8,000             697
     ------------------------------------------------------------------------------------------
     Lexmark International, Class A *                                   12,300             814
     ------------------------------------------------------------------------------------------
     Mitsumi Electric (JPY)                                             15,300             155
     ------------------------------------------------------------------------------------------
     Synaptics *[sec]                                                    2,900              23
     ------------------------------------------------------------------------------------------
                                                                                         3,411
                                                                                ---------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
     Analogic                                                            6,300             283
     ------------------------------------------------------------------------------------------
     Anritsu (JPY)                                                      13,000              61
     ------------------------------------------------------------------------------------------
     Artesyn Technologies *                                             12,900              53
     ------------------------------------------------------------------------------------------
     Hitachi (JPY)                                                      37,000             157
     ------------------------------------------------------------------------------------------
     Hitachi Chemical (JPY)                                             17,500             144
     ------------------------------------------------------------------------------------------
     Hosiden (JPY)                                                      11,000             108
     ------------------------------------------------------------------------------------------
     KEMET *[sec]                                                       26,100             284
     ------------------------------------------------------------------------------------------
     Kyocera (JPY)                                                       4,000             266
     ------------------------------------------------------------------------------------------
     Littelfuse *                                                       15,500             300
     ------------------------------------------------------------------------------------------
     LSI Industries                                                      9,000              95
     ------------------------------------------------------------------------------------------
     Methode Electronics, Class A                                       18,100             180
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Newport *[sec]                                                      7,800  $          112
     ------------------------------------------------------------------------------------------
     Nippon Electric Glass (JPY) [sec]                                  25,000             261
     ------------------------------------------------------------------------------------------
     Plexus *[sec]                                                      24,500             373
     ------------------------------------------------------------------------------------------
     Technitrol                                                         10,900             188
     ------------------------------------------------------------------------------------------
     Woodhead Industries                                                13,000             160
     ------------------------------------------------------------------------------------------
                                                                                         3,025
                                                                                ---------------
     INTERNET SOFTWARE & SERVICES 0.3%
     Digital Impact *                                                    5,500              11
     ------------------------------------------------------------------------------------------
     Expedia, Class A *[sec]                                             1,100              84
     ------------------------------------------------------------------------------------------
     Internet Security Systems *                                        12,700             318
     ------------------------------------------------------------------------------------------
     Keynote Systems *                                                   3,600              30
     ------------------------------------------------------------------------------------------
     MatrixOne *[sec]                                                   21,200             113
     ------------------------------------------------------------------------------------------
     Netegrity *                                                         9,700              37
     ------------------------------------------------------------------------------------------
     Register.com *                                                      2,200               9
     ------------------------------------------------------------------------------------------
     Stellent *                                                          5,900              31
     ------------------------------------------------------------------------------------------
     USA Interactive *[sec]                                             35,700             993
     ------------------------------------------------------------------------------------------
     Webex Communications *[sec]                                         1,300              25
     ------------------------------------------------------------------------------------------
     Websense *                                                          5,300             142
     ------------------------------------------------------------------------------------------
     Yahoo! *                                                           27,000             493
     ------------------------------------------------------------------------------------------
                                                                                         2,286
                                                                                ---------------
     IT CONSULTING & SERVICES 0.5%
     Accenture, Class A *                                               16,600             319
     ------------------------------------------------------------------------------------------
     Affiliated Computer Services, Class A *[sec]                       41,500           2,075
     ------------------------------------------------------------------------------------------
     Analysts International *                                            3,100               7
     ------------------------------------------------------------------------------------------
     CACl International, Class A *                                       9,800             373
     ------------------------------------------------------------------------------------------
     Cap Gemini (EUR)                                                    3,147             101
     ------------------------------------------------------------------------------------------
     ITOCHU (JPY)                                                        1,500              33
     ------------------------------------------------------------------------------------------
     ManTech International, Class A *[sec]                               5,700             115
     ------------------------------------------------------------------------------------------
     MPS Group *[sec]                                                   28,900             173
     ------------------------------------------------------------------------------------------
     Renaissance Learning *[sec]                                         4,700              93
     ------------------------------------------------------------------------------------------
     SunGard Data Systems *                                              8,800             206
     ------------------------------------------------------------------------------------------
     Teleplan (EUR) *                                                    1,242               9
     ------------------------------------------------------------------------------------------
     Thiel Logistik (EUR) *                                             13,940              62
     ------------------------------------------------------------------------------------------
                                                                                         3,566
                                                                                ---------------
     OFFICE ELECTRONICS 0.1%
     Canon (JPY)                                                        20,000             761
     ------------------------------------------------------------------------------------------
     Neopost (EUR)                                                       6,859             191
     ------------------------------------------------------------------------------------------
                                                                                           952
                                                                                ---------------

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--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.4%
     Agere Systems, Class A *                                            2,913  $            4
     ------------------------------------------------------------------------------------------
     Agere Systems, Class B *                                           71,511             101
     ------------------------------------------------------------------------------------------
     Analog Devices *                                                   44,000           1,350
     ------------------------------------------------------------------------------------------
     Applied Materials *                                                36,000             614
     ------------------------------------------------------------------------------------------
     ATMI *[sec]                                                        14,200             340
     ------------------------------------------------------------------------------------------
     Cabot Microelectronics *[sec]                                       4,700             284
     ------------------------------------------------------------------------------------------
     Entegris *[sec]                                                    18,600             197
     ------------------------------------------------------------------------------------------
     Exar *                                                             11,000             155
     ------------------------------------------------------------------------------------------
     Infineon Technologies (EUR)                                        12,458             126
     ------------------------------------------------------------------------------------------
     Intel                                                              35,900             750
     ------------------------------------------------------------------------------------------
     Jenoptik (EUR)                                                     13,582             152
     ------------------------------------------------------------------------------------------
     KLA-Tencor *[sec]                                                   3,500             155
     ------------------------------------------------------------------------------------------
     Lattice Semiconductor *[sec]                                        2,100              21
     ------------------------------------------------------------------------------------------
     Maxim Integrated Products                                          52,900           2,227
     ------------------------------------------------------------------------------------------
     MKS Instruments *[sec]                                             17,100             326
     ------------------------------------------------------------------------------------------
     Mykrolis *                                                         19,400             161
     ------------------------------------------------------------------------------------------
     QLogic *[sec]                                                      15,700             682
     ------------------------------------------------------------------------------------------
     Rohm (JPY)                                                          1,300             182
     ------------------------------------------------------------------------------------------
     Samsung Electronics (KRW)                                           1,200             388
     ------------------------------------------------------------------------------------------
     Semtech *                                                          16,500             249
     ------------------------------------------------------------------------------------------
     Shinko Electric Industries (JPY) [sec]                              3,800              58
     ------------------------------------------------------------------------------------------
     Texas Instruments                                                  26,800             539
     ------------------------------------------------------------------------------------------
     Xilinx *                                                            2,400              59
     ------------------------------------------------------------------------------------------
                                                                                         9,120
                                                                                ---------------
     SOFTWARE 1.5%
     Actuate *[sec]                                                      8,300              21
     ------------------------------------------------------------------------------------------
     Adobe Systems                                                       2,700              80
     ------------------------------------------------------------------------------------------
     Autonomy (GBP) *                                                    9,596              27
     ------------------------------------------------------------------------------------------
     Concord Communications *                                            3,000              37
     ------------------------------------------------------------------------------------------
     Electronic Arts *                                                   1,900             129
     ------------------------------------------------------------------------------------------
     Factset Research Systems [sec]                                     11,400             352
     ------------------------------------------------------------------------------------------
     FileNet *[sec]                                                        700              10
     ------------------------------------------------------------------------------------------
     Jack Henry & Associates                                            29,400             382
     ------------------------------------------------------------------------------------------
     Kronos *[sec]                                                      14,200             645
     ------------------------------------------------------------------------------------------
     Magma Design Automation *[sec]                                      1,100              13
     ------------------------------------------------------------------------------------------
     Mercury Interactive *[sec]                                          4,100             137
     ------------------------------------------------------------------------------------------
     Microsoft *                                                        99,200           5,736
     ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Midway Games *[sec]                                                23,100  $          167
     ------------------------------------------------------------------------------------------
     Nec Soft (JPY)                                                     10,000             337
     ------------------------------------------------------------------------------------------
     NetIQ *[sec]                                                        2,152              37
     ------------------------------------------------------------------------------------------
     Progress Software *                                                14,600             198
     ------------------------------------------------------------------------------------------
     Quest Software *[sec]                                               5,900              77
     ------------------------------------------------------------------------------------------
     Sage (GBP)                                                         78,217             191
     ------------------------------------------------------------------------------------------
     SAP (EUR)                                                           3,962             347
     ------------------------------------------------------------------------------------------
     Sonicwall *[sec]                                                    4,400              18
     ------------------------------------------------------------------------------------------
     SPSS *[sec]                                                         8,000             112
     ------------------------------------------------------------------------------------------
     Trend Micro (JPY) *                                                 7,500             172
     ------------------------------------------------------------------------------------------
     Verisity *[sec]                                                     3,200              65
     ------------------------------------------------------------------------------------------
     VERITAS Software *                                                 20,250             368
     ------------------------------------------------------------------------------------------
     Verity *                                                           12,400             172
     ------------------------------------------------------------------------------------------
     Wind River Systems *[sec]                                          11,600              70
     ------------------------------------------------------------------------------------------
                                                                                         9,900
                                                                                ---------------
     Total Information Technology                                                       42,431
                                                                                ---------------

     MATERIALS 4.8%

     CHEMICALS 2.9%
     Agrium                                                            199,500           2,246
     ------------------------------------------------------------------------------------------
     Airgas *                                                           26,800             451
     ------------------------------------------------------------------------------------------
     Arch Chemicals                                                     16,000             326
     ------------------------------------------------------------------------------------------
     BASF (EUR)                                                         21,044             809
     ------------------------------------------------------------------------------------------
     Degussa (EUR) [sec]                                                31,716             813
     ------------------------------------------------------------------------------------------
     Dow Chemical                                                      106,100           3,385
     ------------------------------------------------------------------------------------------
     DuPont                                                             34,273           1,529
     ------------------------------------------------------------------------------------------
     Ferro [sec]                                                         5,700             136
     ------------------------------------------------------------------------------------------
     Great Lakes Chemical                                               48,040           1,206
     ------------------------------------------------------------------------------------------
     Hercules *                                                        135,200           1,274
     ------------------------------------------------------------------------------------------
     IMC Global                                                         31,100             406
     ------------------------------------------------------------------------------------------
     International Flavors & Fragrances                                 70,600           2,331
     ------------------------------------------------------------------------------------------
     Kaneka (JPY)                                                       43,000             240
     ------------------------------------------------------------------------------------------
     MacDermid [sec]                                                     3,000              67
     ------------------------------------------------------------------------------------------
     Material Sciences *[sec]                                            9,500             133
     ------------------------------------------------------------------------------------------
     Minerals Technologies                                              12,300             531
     ------------------------------------------------------------------------------------------
     Potash Corp./Saskatchewan                                          23,100           1,538
     ------------------------------------------------------------------------------------------
     Scotts, Class A *                                                  11,000             539
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Shin-Etsu Chemical (JPY)                                           30,900  $        1,098
     ------------------------------------------------------------------------------------------
                                                                                        19,058
                                                                                ---------------
     CONSTRUCTION MATERIALS 0.3%
     Aggregate Indiana (GBP)                                           330,722             409
     ------------------------------------------------------------------------------------------
     Boral (AUD)                                                       177,044             417
     ------------------------------------------------------------------------------------------
     Cemex Participating Certificates (Represents 2 Series A
            and 1 Series B shares) (MXN)                               122,383             570
     ------------------------------------------------------------------------------------------
     HeidelbergCement (EUR)                                              3,651             133
     ------------------------------------------------------------------------------------------
     Italcementi (EUR) [sec]                                            18,961             184
     ------------------------------------------------------------------------------------------
     RMC (GBP) *                                                        47,646             312
     ------------------------------------------------------------------------------------------
                                                                                         2,025
                                                                                ---------------
     CONTAINERS & PACKAGING 0.0%
     Constar International *[sec]                                        3,300              41
     ------------------------------------------------------------------------------------------
     Smurfit-Stone Container *                                           3,700              54
     ------------------------------------------------------------------------------------------
                                                                                            95
                                                                                ---------------
     METALS & MINING 1.1%
     Alcoa                                                              67,816           1,733
     ------------------------------------------------------------------------------------------
     Anglo American (GBP)                                               22,133             312
     ------------------------------------------------------------------------------------------
     Companhia Vale do Rio Doce ADR (1 ADR represents 1
           preferred A share) [sec]                                     18,800             474
     ------------------------------------------------------------------------------------------
     Gibraltar Steel                                                     4,000              77
     ------------------------------------------------------------------------------------------
     Lihir Gold (AUD) *                                                183,620             117
     ------------------------------------------------------------------------------------------
     Newmont Mining                                                      1,971              46
     ------------------------------------------------------------------------------------------
     NN                                                                  4,600              46
     ------------------------------------------------------------------------------------------
     Nucor                                                               1,100              55
     ------------------------------------------------------------------------------------------
     Phelps Dodge *                                                     96,800           3,041
     ------------------------------------------------------------------------------------------
     Rio Tinto (AUD)                                                    62,394           1,212
     ------------------------------------------------------------------------------------------
     SSAB Svenskt Stal, Series A (SEK)                                  33,119             385
     ------------------------------------------------------------------------------------------
                                                                                         7,498
                                                                                ---------------
     PAPER & FOREST PRODUCTS 0.5%
     Buckeye Technologies *[sec]                                        21,700             146
     ------------------------------------------------------------------------------------------
     MeadWestvaco                                                       55,700           1,395
     ------------------------------------------------------------------------------------------
     Potlatch [sec]                                                        800              22
     ------------------------------------------------------------------------------------------
     Svenska Cellulosa, Series B (SEK)                                  13,496             467
     ------------------------------------------------------------------------------------------
     Weyerhaeuser                                                       27,800           1,462
     ------------------------------------------------------------------------------------------
                                                                                         3,492
                                                                                ---------------
     Total Materials                                                                    32,168
                                                                                ---------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     TELECOMMUNICATION SERVICES 2.7%

     DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
     AT&T                                                               35,244  $          988
     ------------------------------------------------------------------------------------------
     BT Group (GBP)                                                    116,538             381
     ------------------------------------------------------------------------------------------
     Carso Global Telecom (MXN) *                                      217,800             243
     ------------------------------------------------------------------------------------------
     Hellenic Telecommunications Organization (EUR)                     12,340             135
     ------------------------------------------------------------------------------------------
     Portugal Telecom (EUR)                                             42,157             285
     ------------------------------------------------------------------------------------------
     Royal KPN (EUR)                                                    82,539             548
     ------------------------------------------------------------------------------------------
     SBC Communications                                                 54,000           1,539
     ------------------------------------------------------------------------------------------
     Sprint                                                            150,800           2,199
     ------------------------------------------------------------------------------------------
     Tele2, Series B (SEK) *[sec]                                       13,595             356
     ------------------------------------------------------------------------------------------
     Telecom Italia (Ordinary shares) (EUR) [sec]                       83,917             685
     ------------------------------------------------------------------------------------------
     Telmex ADR, Series L [sec]                                         18,500             596
     ------------------------------------------------------------------------------------------
     Telstra (AUD)                                                      82,524             211
     ------------------------------------------------------------------------------------------
                                                                                         8,166
                                                                                ---------------
     WIRELESS TELECOMMUNICATION SERVICES 1.5%
     America Movil ADR, Series L [sec]                                  32,900             498
     ------------------------------------------------------------------------------------------
     Bouygues (EUR)                                                     11,911             352
     ------------------------------------------------------------------------------------------
     China Mobile (Hong Kong) (HKD) *                                   53,500             142
     ------------------------------------------------------------------------------------------
     Debitel (EUR)                                                       9,643              82
     ------------------------------------------------------------------------------------------
     KDDI (JPY)                                                            198             652
     ------------------------------------------------------------------------------------------
     Nextel Communications, Class A *                                   56,900             782
     ------------------------------------------------------------------------------------------
     NTT DoCoMo (JPY)                                                      182             368
     ------------------------------------------------------------------------------------------
     SK Telecom ADR                                                     16,290             366
     ------------------------------------------------------------------------------------------
     Telecom Italia Mobile (EUR) [sec]                                 178,157             918
     ------------------------------------------------------------------------------------------
     Vodafone (GBP)                                                    190,959             362
     ------------------------------------------------------------------------------------------
     Vodafone Telecel (EUR)                                             26,873             228
     ------------------------------------------------------------------------------------------
     Vodafone ADR [sec]                                                269,850           5,060
     ------------------------------------------------------------------------------------------
     Western Wireless, Class A *[sec]                                    4,600              31
     ------------------------------------------------------------------------------------------
                                                                                         9,841
                                                                                ---------------
     Total Telecommunication Services                                                   18,007
                                                                                ---------------

     UTILITIES 1.7%

     ELECTRIC UTILITIES 1.4%
     Chubu Electric (JPY)                                               30,300             511
     ------------------------------------------------------------------------------------------
     Cleco [sec]                                                        15,700             213
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Constellation Energy Group                                         45,700  $        1,204
     ------------------------------------------------------------------------------------------
     Electrobras ADR                                                    46,100             124
     ------------------------------------------------------------------------------------------
     E.On (EUR)                                                         26,718           1,141
     ------------------------------------------------------------------------------------------
     Exelon                                                             32,750           1,644
     ------------------------------------------------------------------------------------------
     FirstEnergy                                                        37,256           1,180
     ------------------------------------------------------------------------------------------
     Hokuriku Electric Power (JPY)                                      20,700             260
     ------------------------------------------------------------------------------------------
     Hong Kong Electric (HKD)                                           71,000             278
     ------------------------------------------------------------------------------------------
     Iberdrola (EUR)                                                    69,027             893
     ------------------------------------------------------------------------------------------
     MVV Energie (EUR)                                                   4,481              64
     ------------------------------------------------------------------------------------------
     TXU                                                               103,200           1,591
     ------------------------------------------------------------------------------------------
     Unisource Energy [sec]                                              4,500              75
     ------------------------------------------------------------------------------------------
                                                                                         9,178
                                                                                ---------------
     GAS UTILITIES 0.2%
     Australian Gas Light (AUD)                                         83,378             477
     ------------------------------------------------------------------------------------------
     Centrica (GBP)                                                    288,687             759
     ------------------------------------------------------------------------------------------
     Tokyo Gas (JPY)                                                    69,000             205
     ------------------------------------------------------------------------------------------
                                                                                         1,441
                                                                                ---------------
     WATER UTILITIES 0.1%
     Severn Trent (GBP)                                                 49,728             480
     ------------------------------------------------------------------------------------------
                                                                                           480
                                                                                ---------------
     Total Utilities                                                                    11,099
                                                                                ---------------
     Total Common Stocks and Warrants (Cost  $449,934)                                 443,463
                                                                                ---------------

     PREFERRED STOCKS 0.1%

     Anvil Holdings, Series B, PIK *                                     3,437              72
     ------------------------------------------------------------------------------------------
     CSC Holdings, Series M, PIK                                         8,375             733
     ------------------------------------------------------------------------------------------
     Granite Broadcasting, PIK *                                           125              70
     ------------------------------------------------------------------------------------------
     Sinclair Capital, PIK                                                 175              19
     ------------------------------------------------------------------------------------------
     Total Preferred Stocks (Cost  $997)                                                   894
                                                                                ---------------

     CORPORATE BONDS 14.2%

     ABN Amro Bank, Sr. Sub. Notes, 7.125%, 6/18/07                    300,000             333
     ------------------------------------------------------------------------------------------
     Acme Television, Sr. Notes, STEP, 10.875%, 9/30/04                125,000             126
     ------------------------------------------------------------------------------------------
     Actuant Corporation, Sr. Sub. Notes, 13.00%, 5/1/09               317,000             374
     ------------------------------------------------------------------------------------------
     AEP Industries, Sr. Sub. Notes, 144A, 9.875%, 11/15/07            125,000             121
     ------------------------------------------------------------------------------------------
     AGCO, Sr. Notes, 9.50%, 5/1/08 [double dagger]                    125,000             136
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Agrilink Foods, Sr. Sub. Notes, 11.875%, 11/1/08                  200,000  $          213
     ------------------------------------------------------------------------------------------
     AIG Sunamerica Global Financing XII, Sr. Notes, 144A
             5.30%, 5/30/07                                            575,000             596
     ------------------------------------------------------------------------------------------
     Ainsworth Lumber
         Sr. Notes
             12.50%, 7/15/07                                           100,000             103
             ----------------------------------------------------------------------------------
             13.875%, 7/15/07                                          250,000             265
     ------------------------------------------------------------------------------------------
     Alaris Medical Systems, Sr. Sub. Notes, 9.75%, 12/1/06             50,000              51
     ------------------------------------------------------------------------------------------
     Alaska Communications Systems, Sr. Sub. Notes
             9.375%, 5/15/09                                           450,000             324
     ------------------------------------------------------------------------------------------
     Alcan Aluminum, Sr. Notes, 4.875%, 9/15/12                        390,000             384
     ------------------------------------------------------------------------------------------
     Alcoa, Sr. Notes, 5.375%, 1/15/13                                 270,000             277
     ------------------------------------------------------------------------------------------
     Allegheny Energy Supply, Sr. Notes, 144A, 8.25%, 4/15/12          825,000             404
     ------------------------------------------------------------------------------------------
     Allied Waste Industries
         Sr. Notes
             7.875%, 1/1/09                                             75,000              74
             ----------------------------------------------------------------------------------
         144A, 9.25%, 9/1/12                                            50,000              52
     ------------------------------------------------------------------------------------------
     AMC Entertainment, Sr. Sub. Notes, 9.875%, 2/1/12                 175,000             172
     ------------------------------------------------------------------------------------------
     American Achievment, Sr. Notes, 11.625%, 1/1/07                   100,000             106
     ------------------------------------------------------------------------------------------
     American Airlines, ETC, 9.71%, 1/2/07                              29,463              18
     ------------------------------------------------------------------------------------------
     American Builders & Contractors Supply, Series B
         Sr. Sub. Notes, 10.625%, 5/15/07                              500,000             525
     ------------------------------------------------------------------------------------------
     American Pacific, Sr. Notes, 9.25%, 3/1/05                        350,000             355
     ------------------------------------------------------------------------------------------
     Amerigas Partners, Sr. Notes, 10.00%, 4/15/06                     550,000             580
     ------------------------------------------------------------------------------------------
     AmerisourceBergen, Sr. Notes, 8.125%, 9/1/08                      275,000             296
     ------------------------------------------------------------------------------------------
     Ameristar Casinos, Sr. Sub. Notes, 10.75%, 2/15/09                575,000             632
     ------------------------------------------------------------------------------------------
     AMF Bowling Worldwide, Sr. Sub. Notes, 13.00%, 2/28/08            125,000             128
     ------------------------------------------------------------------------------------------
     Amkor Technology, Sr. Notes, 9.25%, 5/1/06                        100,000              95
     ------------------------------------------------------------------------------------------
     AMR, Sr. Notes, 9.00%, 9/15/16                                    100,000              48
     ------------------------------------------------------------------------------------------
     Anadarko Petroleum, Sr. Notes, 5.00%, 10/1/12                     330,000             324
     ------------------------------------------------------------------------------------------
     Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                           187,000             204
     ------------------------------------------------------------------------------------------
     Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07                        75,000              74
     ------------------------------------------------------------------------------------------
     AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                       435,000             427
     ------------------------------------------------------------------------------------------
     Appalachian Power Company, Series E, Sr. Notes
             4.80%, 6/15/05                                            740,000             735
     ------------------------------------------------------------------------------------------
     Applied Extrusion Technologies, Sr. Notes, 10.75%, 7/1/11         100,000              66
     ------------------------------------------------------------------------------------------
     Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                     550,000             608
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Arvin Industries, Sr. Notes, 7.125%, 3/15/09                       75,000  $           73
     ------------------------------------------------------------------------------------------
     Arvinmeritor, Sr. Notes, 8.75%, 3/1/12                             50,000              52
     ------------------------------------------------------------------------------------------
     ASAT Finance, Sr. Notes, 12.50%, 11/1/06                          211,250             158
     ------------------------------------------------------------------------------------------
     Associated Materials, Sr. Sub. Notes, 144A, 9.75%, 4/15/12        275,000             291
     ------------------------------------------------------------------------------------------
     AT&T, Sr. Notes, STEP, 8.00%, 11/15/31                            565,000             571
     ------------------------------------------------------------------------------------------
     AT&T Wireless
         Sr. Notes
             7.875%, 3/1/11                                            225,000             216
             ----------------------------------------------------------------------------------
             8.125%, 5/1/12                                             50,000              48
     ------------------------------------------------------------------------------------------
     Atlantic Richfield, Sr. Notes, 9.125%, 3/1/11                     500,000             630
     ------------------------------------------------------------------------------------------
     Avaya, Sr. Notes, 11.125%, 4/1/09                                  25,000              22
     ------------------------------------------------------------------------------------------
     Avecia Group, Sr. Notes, 11.00%, 7/1/09                           275,000             234
     ------------------------------------------------------------------------------------------
     Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                        100,000             108
     ------------------------------------------------------------------------------------------
     B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                          75,000              77
     ------------------------------------------------------------------------------------------
     Baker Hughes, Sr. Notes, 6.875%, 1/15/29                          450,000             479
     ------------------------------------------------------------------------------------------
     Bally Total Fitness Holdings, Sr. Sub. Notes, 9.875%, 10/15/07     75,000              69
     ------------------------------------------------------------------------------------------
     Bank of America, Sr. Notes, 4.875%, 9/15/12                       450,000             442
     ------------------------------------------------------------------------------------------
     BB&T
         Sr. Sub. Notes
             4.75%, 10/1/12                                            280,000             275
             ----------------------------------------------------------------------------------
             6.50%, 8/1/11                                             145,000             160
     ------------------------------------------------------------------------------------------
     Better Minerals & Aggregates, Sr. Sub. Notes, 13.00%, 9/15/09     100,000              54
     ------------------------------------------------------------------------------------------
     Boeing Capital, Sr. Notes, 5.75%, 2/15/07                         320,000             331
     ------------------------------------------------------------------------------------------
     Bottling Group, Sr. Notes, 144A, 4.625%, 11/15/12                 325,000             316
     ------------------------------------------------------------------------------------------
     Burns Philip Capital Property, Sr. Sub. Notes, 144A
             9.75%, 7/15/12                                            400,000             404
     ------------------------------------------------------------------------------------------
     BWAY, Sr. Sub. Notes, 144A, 10.00%, 10/15/10                      175,000             180
     ------------------------------------------------------------------------------------------
     Canadian Natural Resources, Sr. Notes, 7.20%, 1/15/32             560,000             603
     ------------------------------------------------------------------------------------------
     Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11                   150,000             159
     ------------------------------------------------------------------------------------------
     CE Electric UK Funding, Sr. Notes, 144A, 6.853%, 12/30/04         375,000             385
     ------------------------------------------------------------------------------------------
     Chancellor Media, Sr. Sub. Notes, 8.125%, 12/15/07                150,000             156
     ------------------------------------------------------------------------------------------
     Chesapeake Energy Corporation, Sr. Notes, 9.00%, 8/15/12          150,000             160
     ------------------------------------------------------------------------------------------
     Chevron Phillips Chemical, Sr. Notes, 5.375%, 6/15/07             670,000             690
     ------------------------------------------------------------------------------------------
     Chumash Casino & Resort, Sr. Notes, 144A, 9.00%, 7/15/10          175,000             186
     ------------------------------------------------------------------------------------------
     Cincinnati Gas & Electric, Sr. Notes, 5.70%, 9/15/12              300,000             300
     ------------------------------------------------------------------------------------------
     Cinemark USA, Series B, Sr. Sub. Notes, 8.50%, 8/1/08             300,000             285
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     CIT Group
         Sr. Notes
             7.125%, 10/15/04                                          160,000  $          167
             ----------------------------------------------------------------------------------
             7.75%, 4/2/12                                             360,000             384
     ------------------------------------------------------------------------------------------
     Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05          820,000             880
     ------------------------------------------------------------------------------------------
     Coast Hotels & Casinos, Sr. Sub. Notes, 9.50%, 4/1/09              75,000              79
     ------------------------------------------------------------------------------------------
     Coaxial, Sr. Notes, STEP, 0%, 8/15/08                             675,000             459
     ------------------------------------------------------------------------------------------
     Coca Cola Enterprises, Sr. Notes, 6.125%, 8/15/11                 320,000             346
     ------------------------------------------------------------------------------------------
     Coinmach, Sr. Notes, 9.00%, 2/1/10                                250,000             263
     ------------------------------------------------------------------------------------------
     Collins & Aikman
             Sr. Notes, 10.75%, 12/31/11                                25,000              24
             ----------------------------------------------------------------------------------
             Sr. Sub. Notes, 11.50%, 4/15/06                            25,000              21
     ------------------------------------------------------------------------------------------
     Collins & Aikman Floorcovering, Sr. Sub. Notes, 9.75%, 2/15/10    200,000             204
     ------------------------------------------------------------------------------------------
     Compass Minerals Group, Sr. Sub. Notes, 10.00%, 8/15/11            25,000              27
     ------------------------------------------------------------------------------------------
     Conmed, Sr. Sub. Notes, 9.00%, 3/15/08                            275,000             286
     ------------------------------------------------------------------------------------------
     ConocoPhillips, Sr. Notes, 144A, 5.90%, 10/15/32                  300,000             290
     ------------------------------------------------------------------------------------------
     Constar International, Sr. Sub. Notes, 11.00%, 12/1/12            100,000              98
     ------------------------------------------------------------------------------------------
     Constellation Energy Group, Sr. Notes, 6.35%, 4/1/07              435,000             451
     ------------------------------------------------------------------------------------------
     Consumers Energy Group, 1st Mtg., 6.00%, 3/15/05                  610,000             607
     ------------------------------------------------------------------------------------------
     Countrywide Home Loans, Sr. Notes, 5.50%, 2/1/07                  855,000             885
     ------------------------------------------------------------------------------------------
     Courtyard by Marriott, Sr. Notes, 10.75%, 2/1/08                  100,000             102
     ------------------------------------------------------------------------------------------
     Cox Communications
         Sr. Notes
             6.75%, 3/15/11                                            175,000             180
             ----------------------------------------------------------------------------------
             7.125%, 10/1/12                                           125,000             132
             ----------------------------------------------------------------------------------
             7.25%, 11/15/15                                           600,000             617
             ----------------------------------------------------------------------------------
             7.875%, 8/15/09                                           465,000             507
     ------------------------------------------------------------------------------------------
     Credit Suisse First Boston, Sr. Notes, 6.50%, 1/15/12             420,000             434
     ------------------------------------------------------------------------------------------
     CSC Holdings, Sr. Notes, 7.625%, 4/1/11                           150,000             140
     ------------------------------------------------------------------------------------------
     CSK Auto, Sr. Notes, 12.00%, 6/15/06                              175,000             186
     ------------------------------------------------------------------------------------------
     Cummins Engine, Sr. Sub. Notes, 144A, 9.50%, 12/1/10              175,000             182
     ------------------------------------------------------------------------------------------
     DaimlerChrysler, Sr. Notes, 7.30%, 1/15/12                        265,000             288
     ------------------------------------------------------------------------------------------
     Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                      325,000             244
     ------------------------------------------------------------------------------------------
     Dana
         Sr. Notes
             9.00%, 8/15/11                                             50,000              50
             ----------------------------------------------------------------------------------
             10.125%, 3/15/10                                          100,000             103
     ------------------------------------------------------------------------------------------
     Delco Remy International, Sr. Notes, 8.625%, 12/15/07              75,000              59
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR         VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Dex Media East
             Sr. Notes, 144A, 9.875%, 11/15/09                            75,000  $         80
             ----------------------------------------------------------------------------------
             Sr. Sub. Notes, 144A, 12.125%, 11/15/12                     300,000           324
     ------------------------------------------------------------------------------------------
     Diageo, Sr. Notes, 3.50%, 11/19/07                                  365,000           357
     ------------------------------------------------------------------------------------------
     Dillard Department Stores, Sr. Notes, 6.69%, 8/1/07                 125,000           121
     ------------------------------------------------------------------------------------------
     Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27                 200,000           213
     ------------------------------------------------------------------------------------------
     Dimon, Sr. Notes, 9.625%, 10/15/11                                  525,000           556
     ------------------------------------------------------------------------------------------
     Dobson Communications, Sr. Notes, 10.875%, 7/1/10                    75,000            66
     ------------------------------------------------------------------------------------------
     Dyersburg, Series B, Sr. Sub. Notes, 9.75%, 9/1/07*                 250,000             0
     ------------------------------------------------------------------------------------------
     Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                              225,000           232
     ------------------------------------------------------------------------------------------
     Earle M. Jorgensen, Sr. Notes, 9.75%, 6/1/12                        375,000           377
     ------------------------------------------------------------------------------------------
     Echostar DBS
         Sr. Notes
             9.125%, 1/15/09                                             350,000           357
             ----------------------------------------------------------------------------------
             9.375%, 2/1/09                                              125,000           129
     ------------------------------------------------------------------------------------------
     Encore Acquisition, Sr. Sub. Notes, 144A, 8.375%, 6/15/12            75,000            79
     ------------------------------------------------------------------------------------------
     Entergy Gulf States, 1st Mtg., 144A, 5.20%, 12/3/07                 325,000           318
     ------------------------------------------------------------------------------------------
     Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09             450,000           495
     ------------------------------------------------------------------------------------------
     Federal Republic of Germany, 5.00%, 5/20/05 (EUR)                 3,640,000         3,759
     ------------------------------------------------------------------------------------------
     Ferrellgas Partners, Sr. Notes, 8.75%, 6/15/12                      275,000           287
     ------------------------------------------------------------------------------------------
     FirstEnergy, Sr. Notes, 7.375%, 11/15/31                            465,000           450
     ------------------------------------------------------------------------------------------
     Fisher Scientific International, Sr. Sub. Notes, 8.125%, 5/1/12     125,000           130
     ------------------------------------------------------------------------------------------
     Flextronics, Sr. Sub. Notes, 9.875%, 7/1/10                         200,000           218
     ------------------------------------------------------------------------------------------
     Foamex, Sr. Notes, 144A, 10.75%, 4/1/09                              25,000            18
     ------------------------------------------------------------------------------------------
     Foodmaker, Sr. Notes, 9.75%, 11/1/03                                450,000           452
     ------------------------------------------------------------------------------------------
     Ford Motor, Sr. Notes, 7.45%, 7/16/31                             1,470,000         1,251
     ------------------------------------------------------------------------------------------
     Four M, Sr. Notes, 12.00%, 6/1/06                                   400,000           415
     ------------------------------------------------------------------------------------------
     Fresenius Medical Capital Trust II, 7.875%, 2/1/08                  400,000           384
     ------------------------------------------------------------------------------------------
     Gap
         Sr. Notes
         STEP, 9.90%, 12/15/05                                           125,000           133
         --------------------------------------------------------------------------------------
         STEP, 10.55%, 12/15/08                                          250,000           273
     ------------------------------------------------------------------------------------------
     General Electric Capital Corp., MTN, 6.00%, 6/15/12                 370,000           388
     ------------------------------------------------------------------------------------------
     General Motors Acceptance Corp., Sr. Notes, 6.125%, 8/28/07         910,000           900
     ------------------------------------------------------------------------------------------
     Geophysique, Sr. Notes, 10.625%, 11/15/07                           300,000           260
     ------------------------------------------------------------------------------------------
     Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07             275,000           275
     ------------------------------------------------------------------------------------------
     Golden State, Sr. Notes, 7.125%, 8/1/05                             450,000           497
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR         VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Government of Canada, 3.50%, 6/1/04 (CAD)                         8,520,000  $      5,463
     ------------------------------------------------------------------------------------------
     Granite Broadcasting, Sr. Sub. Notes, 10.375%, 5/15/05              150,000           123
     ------------------------------------------------------------------------------------------
     Gray Communications, Sr. Sub. Notes, 9.25%, 12/15/11                150,000           161
     ------------------------------------------------------------------------------------------
     Greif Brothers, Sr. Sub. Notes, 144A, 8.875%, 8/1/12                100,000           105
     ------------------------------------------------------------------------------------------
     Hanover Equipment Trust
         Sr. Notes, 144A
             8.50%, 9/1/08                                               100,000            96
             ----------------------------------------------------------------------------------
             8.75%, 9/1/11                                               175,000           166
     ------------------------------------------------------------------------------------------
     Hard Rock Hotel, Sr. Sub. Notes, 9.25%, 4/1/05                       50,000            51
     ------------------------------------------------------------------------------------------
     Hartford Life, Sr. Notes, 6.90%, 6/15/04                            900,000           945
     ------------------------------------------------------------------------------------------
     Hasbro
         Sr. Notes
             6.60%, 7/15/28                                               50,000            39
             ----------------------------------------------------------------------------------
             8.50%, 3/15/06                                              200,000           205
     ------------------------------------------------------------------------------------------
     Herbst Gaming, Sr. Notes, 10.75%, 9/1/08                            200,000           210
     ------------------------------------------------------------------------------------------
     Hercules, Sr. Notes, 11.125%, 11/15/07                              500,000           552
     ------------------------------------------------------------------------------------------
     Hilton Hotels, Sr. Notes, 7.625%, 12/1/12                           100,000           101
     ------------------------------------------------------------------------------------------
     HMH Properties, Sr. Notes, 7.875%, 8/1/08                           125,000           123
     ------------------------------------------------------------------------------------------
     Hockey Company, Sr. Notes, 11.25%, 4/15/09                          100,000           101
     ------------------------------------------------------------------------------------------
     Hollywood Casino, 1st Mtg., 11.25%, 5/1/07                          225,000           245
     ------------------------------------------------------------------------------------------
     Hollywood Park
         Sr. Sub. Notes, 9.25%, 2/15/07                                  325,000           278
         --------------------------------------------------------------------------------------
         Series B, Sr. Sub. Notes, 9.50%, 8/1/07                          25,000            21
     ------------------------------------------------------------------------------------------
     Host Marriott, Series I, Sr. Notes, 9.50%, 1/15/07                  100,000           104
     ------------------------------------------------------------------------------------------
     Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125%, 7/1/09             300,000           266
     ------------------------------------------------------------------------------------------
     Huntsman International, Sr. Notes, 9.875%, 3/1/09                   275,000           287
     ------------------------------------------------------------------------------------------
     IBM, Sr. Notes, 4.25%, 9/15/09                                      390,000           382
     ------------------------------------------------------------------------------------------
     IESI, Sr. Sub. Notes, 144A, 10.25%, 6/15/12                          50,000            49
     ------------------------------------------------------------------------------------------
     Inco Limited, Sr. Notes, 7.75%, 5/15/12                             185,000           200
     ------------------------------------------------------------------------------------------
     Insight Communications, Sr. Notes, STEP, 0%, 2/15/11                850,000           399
     ------------------------------------------------------------------------------------------
     Insight Health Services, Sr. Sub. Notes, 9.875%, 11/1/11            125,000           123
     ------------------------------------------------------------------------------------------
     Inter American Develop Bank, MTN
             5.00%, 11/15/06 (AUD)                                     5,000,000         2,761
     ------------------------------------------------------------------------------------------
     Interface
         Sr. Notes, 10.375%, 2/1/10                                      150,000           149
         --------------------------------------------------------------------------------------
         Sr. Sub. Notes, 7.30%, 4/1/08                                   125,000           111
     ------------------------------------------------------------------------------------------
     International Game Technology, Sr. Notes, 8.375%, 5/15/09           400,000           444
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     International Lease Finance, Sr. Notes, 6.375%, 3/15/09           650,000  $          670
     ------------------------------------------------------------------------------------------
     International Wire Group, Sr. Notes, 11.75%, 6/1/05               450,000             284
     ------------------------------------------------------------------------------------------
     IPC Acquisition, Sr. Sub. Notes, 11.50%, 12/15/09                 250,000             210
     ------------------------------------------------------------------------------------------
     Iron Mountain
         Sr. Sub. Notes
             8.25%, 7/1/11                                              50,000              52
             ----------------------------------------------------------------------------------
             8.625%, 4/1/13                                             50,000              53
             ----------------------------------------------------------------------------------
             8.75%, 9/30/09                                             50,000              53
     ------------------------------------------------------------------------------------------
     John Q. Hammons Hotels, Series B, 1st Mtg., 8.875%, 5/15/12       275,000             278
     ------------------------------------------------------------------------------------------
     JohnsonDiversey, Sr. Sub. Notes, 144A, 9.625%, 5/15/12            200,000             208
     ------------------------------------------------------------------------------------------
     Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                           350,000             399
     ------------------------------------------------------------------------------------------
     Kellogg, Series B, Sr. Notes, 6.60%, 4/1/11                       305,000             336
     ------------------------------------------------------------------------------------------
     Kinder Morgan, Sr. Notes, 6.50%, 9/1/12                           365,000             375
     ------------------------------------------------------------------------------------------
     Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07                 200,000             206
     ------------------------------------------------------------------------------------------
     Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                          525,000             496
     ------------------------------------------------------------------------------------------
     Kraft Foods, Sr. Notes, 6.25%, 6/1/12                             655,000             715
     ------------------------------------------------------------------------------------------
     Kroger, Sr. Notes, 6.20%, 6/15/12                                 395,000             408
     ------------------------------------------------------------------------------------------
     Kronos, Sr. Notes, 8.875%, 6/30/09 (EUR)                          100,000             101
     ------------------------------------------------------------------------------------------
     La Quinta Inns, Sr. Notes, 7.25%, 3/15/04                         375,000             375
     ------------------------------------------------------------------------------------------
     Lamar Media, Sr. Sub. Notes, 8.625%, 9/15/07                      200,000             208
     ------------------------------------------------------------------------------------------
     Lear, Sr. Notes, 7.96%, 5/15/05                                   225,000             234
     ------------------------------------------------------------------------------------------
     Lennar, Series B, Sr. Notes, 9.95%, 5/1/10                        525,000             583
     ------------------------------------------------------------------------------------------
     Levi Strauss & Company
         Sr. Notes
             11.625%, 1/15/08                                          125,000             124
             ----------------------------------------------------------------------------------
         144A, 12.25%, 12/15/12                                        125,000             124
     ------------------------------------------------------------------------------------------
     LIN Holdings
         Sr. Notes, STEP, 0%, 3/1/08                                   325,000             333
     ------------------------------------------------------------------------------------------
     LNR Property, Sr. Sub. Notes, 10.50%, 1/15/09                      25,000              26
     ------------------------------------------------------------------------------------------
     Longview Fibre, Sr. Sub. Notes, 10.00%, 1/15/09                   475,000             503
     ------------------------------------------------------------------------------------------
     Lowes, Sr. Notes, 6.50%, 3/15/29                                  280,000             285
     ------------------------------------------------------------------------------------------
     Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                         200,000             200
     ------------------------------------------------------------------------------------------
     Luscar Coal, Sr. Notes, 9.75%, 10/15/11                           125,000             133
     ------------------------------------------------------------------------------------------
     Lyondell Chemical
         Sr. Notes
             9.50%, 12/15/08                                           125,000             126
             ----------------------------------------------------------------------------------
             9.875%, 5/1/07                                             25,000              25
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11                        275,000  $          292
     ------------------------------------------------------------------------------------------
     Magnum Hunter Resources
         Sr. Notes
             9.60%, 3/15/12                                             75,000              80
             ----------------------------------------------------------------------------------
             10.00%, 6/1/07                                             50,000              52
     ------------------------------------------------------------------------------------------
     Mail Well, Sr. Notes, 144A, 9.625%, 3/15/12                        25,000              22
     ------------------------------------------------------------------------------------------
     Manitowoc, Sr. Sub. Notes, 144A, 10.50%, 8/1/12                   150,000             156
     ------------------------------------------------------------------------------------------
     Masco, Sr. Notes, 5.875%, 7/15/12                                 500,000             514
     ------------------------------------------------------------------------------------------
     McCormick, Sr. Notes, 6.40%, 2/1/06                               775,000             820
     ------------------------------------------------------------------------------------------
     MDP Acquisitions, Sr. Notes, 144A, 9.625%, 10/1/12                125,000             132
     ------------------------------------------------------------------------------------------
     Mediacom / Mediacom Capital, Sr. Notes, 9.50%, 1/15/13             50,000              44
     ------------------------------------------------------------------------------------------
     Mediacom Broadband, Sr. Notes, 11.00%, 7/15/13                    225,000             227
     ------------------------------------------------------------------------------------------
     Mikohn Gaming, Sr. Notes, 11.875%, 8/15/08                        125,000              94
     ------------------------------------------------------------------------------------------
     Morgan Stanley, Sr. Notes, 6.60%, 4/1/12                          370,000             397
     ------------------------------------------------------------------------------------------
     Motors & Gears, Sr. Notes, 10.75%, 11/15/06                       200,000             180
     ------------------------------------------------------------------------------------------
     MSX International, Sr. Sub. Notes, 11.375%, 1/15/08               150,000              68
     ------------------------------------------------------------------------------------------
     National Waterworks, Sr. Sub. Notes, 144A, 10.50%, 12/1/12        125,000             131
     ------------------------------------------------------------------------------------------
     Nationwide Financial Services, Sr. Notes, 5.90%, 7/1/12           635,000             619
     ------------------------------------------------------------------------------------------
     Navistar International, Series B, Sr. Notes, 9.375%, 6/1/06       150,000             146
     ------------------------------------------------------------------------------------------
     News America Holdings, Sr. Notes, 8.50%, 2/15/05                  365,000             395
     ------------------------------------------------------------------------------------------
     Nextel Communications
         Sr. Notes
             9.375%, 11/15/09                                           50,000              46
             ----------------------------------------------------------------------------------
         STEP, 0%, 2/15/08                                              50,000              46
         --------------------------------------------------------------------------------------
         STEP, 10.65%, 9/15/07                                         475,000             465
     ------------------------------------------------------------------------------------------
     Nextel Partners
         Sr. Notes
             12.50%, 11/15/09                                          125,000             114
             ----------------------------------------------------------------------------------
         STEP, 0%, 2/1/09                                               25,000              18
     ------------------------------------------------------------------------------------------
     NiSource Finance, Sr. Notes, 7.625%, 11/15/05                     700,000             728
     ------------------------------------------------------------------------------------------
     Noram Energy, Sr. Notes, 6.50%, 2/1/08                            128,000              99
     ------------------------------------------------------------------------------------------
     Nortek, Series B, Sr. Sub. Notes, 9.875%, 6/15/11                 400,000             398
     ------------------------------------------------------------------------------------------
     North Fork Bancorporation, Sr. Sub. Notes, 144A
             5.875%, 8/15/12                                           120,000             126
     ------------------------------------------------------------------------------------------
     Northwest Airlines, Sr. Sub. Notes, 9.875%, 3/15/07                50,000              31
     ------------------------------------------------------------------------------------------
     Omnicare, Sr. Notes, 8.125%, 3/15/11                              275,000             297
     ------------------------------------------------------------------------------------------
     Owens Brockway Glass Container, Sr. Notes, 8.875%, 2/15/09        225,000             233
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Owens-Illinois, Sr. Notes, 7.15%, 5/15/05                         100,000  $           96
     ------------------------------------------------------------------------------------------
     P&L Coal
         Sr. Notes, 8.875%, 5/15/08                                     50,000              52
         --------------------------------------------------------------------------------------
         Sr. Sub. Notes, 9.625%, 5/15/08                               688,000             726
     ------------------------------------------------------------------------------------------
     Packaged Ice, Series B, Sr. Sub. Notes, 9.75%, 2/1/05             150,000             119
     ------------------------------------------------------------------------------------------
     Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09        425,000             461
     ------------------------------------------------------------------------------------------
     Paxson Communications
         Sr. Sub. Notes
             10.75%, 7/15/08                                           150,000             148
             ----------------------------------------------------------------------------------
         STEP, 0%, 1/15/09                                             275,000             170
     ------------------------------------------------------------------------------------------
     PDVSA Finance, Sr. Notes, 6.45%, 2/15/04                          356,250             353
     ------------------------------------------------------------------------------------------
     Penn National Gaming, Sr. Sub. Notes, 11.125%, 3/1/08             350,000             381
     ------------------------------------------------------------------------------------------
     Pennzoil Quaker State, Sr. Notes, 10.00%, 11/1/08                  49,000              54
     ------------------------------------------------------------------------------------------
     Petro Stopping, Sr. Notes, 10.50%, 2/1/07                         425,000             391
     ------------------------------------------------------------------------------------------
     Petroleum Helicopters, Sr. Notes, 9.375%, 5/1/09                  150,000             157
     ------------------------------------------------------------------------------------------
     PHH, MTN, 8.125%, 2/3/03                                          460,000             460
     ------------------------------------------------------------------------------------------
     Pinnacle West Capital, Sr. Notes, 6.40%, 4/1/06                   300,000             295
     ------------------------------------------------------------------------------------------
     Plastipak Holdings, Sr. Notes, 10.75%, 9/1/11                     250,000             268
     ------------------------------------------------------------------------------------------
     Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11                  450,000             490
     ------------------------------------------------------------------------------------------
     Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11                         200,000             218
     ------------------------------------------------------------------------------------------
     PPL Energy, Sr. Notes, 6.40%, 11/1/11                             450,000             426
     ------------------------------------------------------------------------------------------
     Premier Parks, Sr. Notes, 9.75%, 6/15/07                          200,000             194
     ------------------------------------------------------------------------------------------
     Pride Petroleum, Sr. Notes, 9.375%, 5/1/07                        350,000             366
     ------------------------------------------------------------------------------------------
     Primedia
         Sr. Notes
             8.50%, 2/1/06                                             175,000             164
             ----------------------------------------------------------------------------------
             10.25%, 6/1/04                                            150,000             147
     ------------------------------------------------------------------------------------------
     Principal Mutual Life
             7.875%, 3/1/24                                            250,000             242
             ----------------------------------------------------------------------------------
         144A, 8.00%, 3/1/44                                           925,000             906
     ------------------------------------------------------------------------------------------
     Progress Energy, Sr. Notes, 6.75%, 3/1/06                         175,000             185
     ------------------------------------------------------------------------------------------
     PSEG Power, Sr. Notes, 8.625%, 4/15/31                            220,000             225
     ------------------------------------------------------------------------------------------
     Quebecor Media, Sr. Notes, 11.125%, 7/15/11                       150,000             139
     ------------------------------------------------------------------------------------------
     R.H. Donnelley Finance
         Sr. Notes, 144A, 8.875%, 12/15/10                              25,000              26
         --------------------------------------------------------------------------------------
         Sr. Sub. Notes, 144A, 10.875%, 12/15/12                       125,000             133
     ------------------------------------------------------------------------------------------
     Radio One, Sr. Sub. Notes, 8.875%, 7/1/11                         225,000             243
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Regions Financial, Sr. Sub. Notes, 6.375%, 5/15/12                550,000  $          599
     ------------------------------------------------------------------------------------------
     Rexnord, Sr. Sub. Notes, 144A, 10.125%, 12/15/12                  200,000             207
     ------------------------------------------------------------------------------------------
     Riviera Holdings, Sr. Notes, 144A, 11.00%, 6/15/10                100,000              91
     ------------------------------------------------------------------------------------------
     Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05                   250,000             255
     ------------------------------------------------------------------------------------------
     Rogers Cantel
         Sr. Notes, 9.375%, 6/1/08                                     100,000              96
         --------------------------------------------------------------------------------------
         Sr. Sub. Notes, 8.80%, 10/1/07                                 25,000              21
     ------------------------------------------------------------------------------------------
     Rogers Wireless, Sr. Notes, 9.625%, 5/1/11                        200,000             186
     ------------------------------------------------------------------------------------------
     Rouse, Sr. Notes, 8.43%, 4/27/05                                  800,000             858
     ------------------------------------------------------------------------------------------
     Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                           400,000             430
     ------------------------------------------------------------------------------------------
     Salem Communications, Sr. Sub. Notes, 9.00%, 7/1/11               250,000             263
     ------------------------------------------------------------------------------------------
     Schuff Steel, Sr. Notes, 10.50%, 6/1/08                           200,000             154
     ------------------------------------------------------------------------------------------
     Seagate Tech, Sr. Notes, 144A, 8.00%, 5/15/09                     150,000             156
     ------------------------------------------------------------------------------------------
     Sears Roebuck Acceptance Corp., Sr. Notes, 6.70%, 4/15/12         420,000             399
     ------------------------------------------------------------------------------------------
     Sempra Energy, Sr. Notes, 6.80%, 7/1/04                           675,000             691
     ------------------------------------------------------------------------------------------
     Sequa, Sr. Notes, 9.00%, 8/1/09                                    50,000              49
     ------------------------------------------------------------------------------------------
     ServiceMaster
         Sr. Notes
             7.10%, 3/1/18                                             300,000             292
             ----------------------------------------------------------------------------------
             7.45%, 8/15/27                                            200,000             201
     ------------------------------------------------------------------------------------------
     Silgan Holdings, Sr. Sub. Notes, 9.00%, 6/1/09                    400,000             418
     ------------------------------------------------------------------------------------------
     Simmons, Sr. Sub. Notes, 10.25%, 3/15/09                           75,000              81
     ------------------------------------------------------------------------------------------
     Sinclair Broadcast Group
             Sr. Sub. Notes
         144A, 8.00%, 3/15/12                                           75,000              77
         --------------------------------------------------------------------------------------
             8.75%, 12/15/07                                           475,000             496
     ------------------------------------------------------------------------------------------
     SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                             150,000             137
     ------------------------------------------------------------------------------------------
     Six Flags
         Sr. Notes
             8.875%, 2/1/10                                            150,000             139
             ----------------------------------------------------------------------------------
             9.50%, 2/1/09                                             200,000             190
     ------------------------------------------------------------------------------------------
     Smithfield Foods, Sr. Notes, 8.00%, 10/15/09                      350,000             356
     ------------------------------------------------------------------------------------------
     Smurfit Capital, Sr. Notes, 6.75%, 11/20/05                       125,000             125
     ------------------------------------------------------------------------------------------
     Southern Power Company, Sr. Notes, 6.25%, 7/15/12                 345,000             353
     ------------------------------------------------------------------------------------------
     Spanish Broadcasting Systems, Sr. Sub. Notes, 9.625%, 11/1/09     250,000             258
     ------------------------------------------------------------------------------------------
     Starwood Hotels & Resorts, Sr. Notes, 7.375%, 5/1/07              150,000             148
     ------------------------------------------------------------------------------------------
     State Street, Sr. Sub. Notes, 7.65%, 6/15/10                      400,000             464
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR           VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Station Casinos, Sr. Sub. Notes, 9.875%, 7/1/10                   125,000  $          136
     ------------------------------------------------------------------------------------------
     Steel Dynamics, Sr. Notes, 9.50%, 3/15/09                         200,000             213
     ------------------------------------------------------------------------------------------
     Stena, Sr. Notes, 144A, 9.625%, 12/1/12                            50,000              51
     ------------------------------------------------------------------------------------------
     Stone Container, Sr. Notes, 8.375%, 7/1/12                        175,000             183
     ------------------------------------------------------------------------------------------
     Swift Energy, Sr. Sub. Notes, 9.375%, 5/1/12                      250,000             238
     ------------------------------------------------------------------------------------------
     Synagro Technologies, Sr. Sub. Notes, 9.50%, 4/1/09               250,000             260
     ------------------------------------------------------------------------------------------
     Telecorp PCS, Sr. Sub. Notes, 10.625%, 7/15/10                     50,000              54
     ------------------------------------------------------------------------------------------
     Terex, Sr. Sub. Notes, 10.375%, 4/1/11                             25,000              24
     ------------------------------------------------------------------------------------------
     Transwestern Holdings, Sr. Notes, STEP, 0%, 11/15/08               87,000              92
     ------------------------------------------------------------------------------------------
     Transwestern Publishing, Sr. Sub. Notes, 9.625%, 11/15/07          25,000              26
     ------------------------------------------------------------------------------------------
     TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09          350,000             371
     ------------------------------------------------------------------------------------------
     Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09                  400,000             446
     ------------------------------------------------------------------------------------------
     Trimas, Sr. Sub. Notes, 144A, 9.875%, 6/15/12                     250,000             258
     ------------------------------------------------------------------------------------------
     Tritel PCS, Sr. Sub. Notes, 10.375%, 1/15/11                      100,000             106
     ------------------------------------------------------------------------------------------
     Triton PCS, Sr. Sub. Notes, STEP, 0%, 5/1/08                      250,000             223
     ------------------------------------------------------------------------------------------
     Tyco International
         Sr. Notes
             5.80%, 8/1/06                                             260,000             232
             ----------------------------------------------------------------------------------
             6.125%, 1/15/09                                            25,000              22
             ----------------------------------------------------------------------------------
             6.375%, 10/15/11                                          150,000             132
             ----------------------------------------------------------------------------------
             6.75%, 2/15/11                                             25,000              22
     ------------------------------------------------------------------------------------------
     UCAR Finance, Sr. Notes, 10.25%, 2/15/12                          150,000             125
     ------------------------------------------------------------------------------------------
     Union Pacific, Sr. Notes, 6.50%, 4/15/12                          380,000             410
     ------------------------------------------------------------------------------------------
     United Air Lines, ETC, 9.20%, 3/22/08                             169,007              25
     ------------------------------------------------------------------------------------------
     Universal Compression, Sr. Notes, STEP, 0%, 2/15/08               575,000             586
     ------------------------------------------------------------------------------------------
     UST, Sr. Notes, 144A, 6.625%, 7/15/12                             470,000             490
     ------------------------------------------------------------------------------------------
     Venetian Casino, 2nd Mtg., 144A, 11.00%, 6/15/10                  400,000             422
     ------------------------------------------------------------------------------------------
     Verizon Florida, Series F, Sr. Notes, 6.125%, 1/15/13             230,000             236
     ------------------------------------------------------------------------------------------
     Verizon Global Funding
         Sr. Notes
             7.375%, 9/1/12                                            120,000             133
             ----------------------------------------------------------------------------------
             7.75%, 12/1/30                                            200,000             222
     ------------------------------------------------------------------------------------------
     Viacom, Sr. Notes, 5.625%, 8/15/12                                220,000             228
     ------------------------------------------------------------------------------------------
     Vicar Operating, Sr. Sub. Notes, 9.875%, 12/1/09                  175,000             191
     ------------------------------------------------------------------------------------------
     Washington Mutual Bank, Sr. Sub. Notes, 5.50%, 1/15/13            500,000             496
     ------------------------------------------------------------------------------------------
     WCI Communities, Sr. Sub. Notes, 10.625%, 2/15/11                 125,000             123
     ------------------------------------------------------------------------------------------
     Wells Fargo Financial, Sr. Notes, 5.50%, 8/1/12                   600,000             621
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR         VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     WestAmerica Banc, Sr. Sub. Notes, 6.99%, 9/30/03                    250,000  $        256
     ------------------------------------------------------------------------------------------
     Western Financial Savings, Sr. Sub. Notes, 8.875%, 8/1/07           100,000            98
     ------------------------------------------------------------------------------------------
     Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08                             295,000           306
     ------------------------------------------------------------------------------------------
     Williams Scotsman, Sr. Notes, 9.875%, 6/1/07                        150,000           140
     ------------------------------------------------------------------------------------------
     Willis Corroon, Sr. Sub. Notes, 9.00%, 2/1/09                       400,000           422
     ------------------------------------------------------------------------------------------
     XL Capital Finance, Sr. Notes, 6.50%, 1/15/12                       860,000           876
     ------------------------------------------------------------------------------------------
     Young Broadcasting
         Sr. Sub. Notes
             8.75%, 6/15/07                                               85,000            82
             ----------------------------------------------------------------------------------
             10.00%, 3/1/11                                              168,000           168
     ------------------------------------------------------------------------------------------
     Yum! Brands, Sr. Notes, 7.70%, 7/1/12                               175,000           182
     ------------------------------------------------------------------------------------------
     Total Corporate Bonds (Cost  $95,441)                                              95,534
                                                                                  -------------

     CONVERTIBLE BONDS 0.0%

     Solectron, LYONs, 11/20/20                                          275,000           140
     ------------------------------------------------------------------------------------------
     Total Convertible Bonds (Cost  $134)                                                  140
                                                                                  -------------

     ASSET-BACKED SECURITIES 1.7%

     Federal Home Loan Mortgage, CMO, 6.502%, 11/25/30                 1,825,000         1,914
     ------------------------------------------------------------------------------------------
     Capital Auto Receivables Asset Trust
         Series 2002-2, Class CERT, 4.18%, 10/15/07                    1,300,000         1,330
     ------------------------------------------------------------------------------------------
     Chase Manhattan Auto Owner Trust
         Series 2001-B, Class CTFS
             3.75%, 5/15/08                                              446,000           453
     ------------------------------------------------------------------------------------------
     Harley Davidson Motorcycle Trust, Series 2002-1, Class B
             4.36%, 1/15/10                                              636,494           652
     ------------------------------------------------------------------------------------------
     Toyota Auto Receivables Owner Trust, Series 2000-B, Class A4
             6.80%, 4/15/07                                            1,400,000         1,469
     ------------------------------------------------------------------------------------------
     CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12             1,857,728         1,911
     ------------------------------------------------------------------------------------------
     Citibank Credit Card Issuance Trust, Series 2000-C1, Class C1
             7.45%, 9/15/07                                              800,000           869
     ------------------------------------------------------------------------------------------
     MBNA Master Credit Card Trust II, Series 2000-D, Class C
             8.4%, 9/15/09                                               850,000           945
     ------------------------------------------------------------------------------------------
     Reliant Energy Transition Bond, Series 2001-1, Class A4
             5.63%, 9/15/15                                              775,000           804
     ------------------------------------------------------------------------------------------

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR         VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Salomon Smith Barney RV Trust, Series 2001-1, Class A3
             4.74%, 2/15/13                                              875,000  $        904
     ------------------------------------------------------------------------------------------
     Total Asset-Backed Securities (Cost  $10,819)                                      11,251
                                                                                  -------------

     NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.6%

     JP Morgan Chase Commercial Mortgage Securities
         Series 2001-CIB2, Class A2, CMO
             6.244%, 4/15/35                                           1,075,000  $      1,166
     ------------------------------------------------------------------------------------------
         Series 2001-CIBC, Class A3, CMO
             6.26%, 3/15/33                                            1,400,000         1,516
     ------------------------------------------------------------------------------------------
     Mellon Residential Funding, Series 2001-HEIL, Class A3
             5.945%, 2/25/11                                           1,700,000         1,747
     ------------------------------------------------------------------------------------------
     Residential Funding Mortgage, Series 1999-S3, Class A1, CMO
             6.50%, 1/25/29                                              437,998           443
     ------------------------------------------------------------------------------------------
     Salomon Brothers Mortgage Securities VII, Series 2001-C1
         Class A2, CMO, 6.226%, 12/18/35                               1,025,000         1,112
     ------------------------------------------------------------------------------------------
     Summit Mortgage Trust, Series 2002-1, Class A2, CMO
             6.34%, 6/28/16                                              775,000           800
     ------------------------------------------------------------------------------------------
     BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
             6.35%, 2/25/13                                            1,415,424         1,485
     ------------------------------------------------------------------------------------------
     Chase Funding Mortgage Loan Corp.
         Series 2002-1, Class 1A3
             5.039%, 12/25/23                                          1,100,000         1,111
             ----------------------------------------------------------------------------------
         Series 2002-2, Class 1 A6
             5.214%, 8/25/13                                             675,000           683
             ----------------------------------------------------------------------------------
         Series 2002-2, Class 1M1
             5.599%, 9/25/31                                             150,000           152
             ----------------------------------------------------------------------------------
     GSR Mortgage Loan Trust, Series 2001-1, Class A12
             VR, 4.612%, 10/25/31                                        649,339           650
     ------------------------------------------------------------------------------------------
     Total Non-U.S. Government Mortgage-Backed Securities (Cost  $10,452)               10,865
                                                                                  -------------

     U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.9%

     Federal Home Loan Mortgage
             4.701%, 9/1/32                                              710,000           722
             ----------------------------------------------------------------------------------
             5.00%, 12/1/08                                            1,617,182         1,655
             ----------------------------------------------------------------------------------
             6.00%, 4/1/24 - 11/1/25                                     102,016           106
             ----------------------------------------------------------------------------------
             6.50%, 10/1 - 12/1/08                                        70,432            74
             ----------------------------------------------------------------------------------

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR         VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
             7.00%, 10/1/08 - 6/1/32                                   3,658,266  $      3,819
             ----------------------------------------------------------------------------------
             9.00%, 11/1/04                                                2,233             2
             ----------------------------------------------------------------------------------
         CMO, 6.50%, 3/15/11 - 3/15/28                                 4,771,000         5,027
         --------------------------------------------------------------------------------------
     Federal National Mortgage Assn.
             6.00%, 10/1/13 - 1/1/29                                   9,866,724        10,217
             ----------------------------------------------------------------------------------
             6.50%, 4/1/15 - 2/1/32                                    3,051,598         3,190
             ----------------------------------------------------------------------------------
             7.00%, 2/1/30 - 4/1/32                                    1,410,303         1,473
             ----------------------------------------------------------------------------------
             8.00%, 5/1/07 - 6/1/10                                       22,542            24
             ----------------------------------------------------------------------------------
             8.50%, 8/1/06 - 11/1/21                                      11,745            13
             ----------------------------------------------------------------------------------
         CMO
             5.50%, 7/25/28                                            1,850,000         1,893
             ----------------------------------------------------------------------------------
             7.25%, 5/25/20                                            1,113,209         1,170
             ----------------------------------------------------------------------------------
             8.00%, 2/25/07                                               10,286            10
             ----------------------------------------------------------------------------------
         Interest Only
             6.00%, 3/1/32 +                                             584,009           127
             ----------------------------------------------------------------------------------
             6.50%, 2/1/32 +                                           1,207,636           210
             ----------------------------------------------------------------------------------
         TBA
             5.50%, 1/1/17-1/1/32                                      5,025,000         5,053
             ----------------------------------------------------------------------------------
             6.00%, 1/1/32                                             1,875,000         1,916
             ----------------------------------------------------------------------------------
             6.50%, 1/1/17-1/1/32                                      2,721,000         2,839
             ----------------------------------------------------------------------------------
     Government National Mortgage Assn.
         I
             6.00%, 5/15/17                                               23,897            25
             ----------------------------------------------------------------------------------
             6.50%, 1/15/26 - 2/15/29                                  3,000,564         3,144
             ----------------------------------------------------------------------------------
             7.00%, 4/15/24 - 3/15/26                                    678,448           718
             ----------------------------------------------------------------------------------
             7.50%, 2/15/16 - 1/15/30                                    621,618           668
             ----------------------------------------------------------------------------------
             8.00%, 3/15/22 - 11/15/24                                   219,611           239
             ----------------------------------------------------------------------------------
         Midget 7.00%, 3/15 - 12/15/13                                   970,475         1,043
         --------------------------------------------------------------------------------------
         II
             7.00%, 9/20/27                                              196,785           207
             ----------------------------------------------------------------------------------
             8.00%, 10/20/25                                              19,407            21
             ----------------------------------------------------------------------------------
         TBA, 6.00%, 1/1/31-1/1/32                                       778,000           795
         --------------------------------------------------------------------------------------
     Total U.S. Government Mortgage-Backed Securities (Cost  $45,527)                   46,400
                                                                                  -------------

     U.S. GOVERNMENT OBLIGATIONS/AGENCIES 6.2%

     Federal Home Loan Bank, 5.75%, 5/15/12                            1,500,000         1,611
     ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR         VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
     Federal Home Loan Mortgage
             4.625%, 2/15/07                                           5,870,000  $      5,993
             ----------------------------------------------------------------------------------
             5.75%, 1/15/12                                            1,149,000         1,242
             ----------------------------------------------------------------------------------
             6.25%, 7/15/32                                              367,000           395
             ----------------------------------------------------------------------------------
             6.75%, 3/15/31                                              350,000           401
     ------------------------------------------------------------------------------------------
     Federal National Mortgage Assn.
             5.25%, 8/1/12 [sec]                                         570,000           575
             ----------------------------------------------------------------------------------
             6.00%, 5/15/11                                            1,685,000         1,845
             ----------------------------------------------------------------------------------
             7.125%, 1/15/30 [sec]                                     1,270,000         1,515
     ------------------------------------------------------------------------------------------
     Resolution Funding, 8.125%, 10/15/19                                210,000           271
     ------------------------------------------------------------------------------------------
     U.S. Treasury Bonds
             5.375%, 2/15/31 [sec]                                       370,000           388
             ----------------------------------------------------------------------------------
             6.125%, 11/15/27 [sec]                                    4,000,000         4,499
             ----------------------------------------------------------------------------------
             6.00%, 2/15/26 [sec]                                        115,000           127
             ----------------------------------------------------------------------------------
             6.25%, 8/15/23 - 5/15/30 [sec]                            2,235,000         2,555
             ----------------------------------------------------------------------------------
             6.375%, 8/15/27 [sec]                                     2,965,000         3,431
             ----------------------------------------------------------------------------------
             7.50%, 11/15/16 [sec]                                     2,705,000         3,420
     ------------------------------------------------------------------------------------------
     U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09            2,786,439         3,025
     ------------------------------------------------------------------------------------------
     U.S. Treasury Notes
             3.25%, 12/31/03 - 8/15/07 [sec]                             920,000           933
             ----------------------------------------------------------------------------------
             3.50%, 11/15/06                                             420,000           428
             ----------------------------------------------------------------------------------
             4.25%, 11/15/03                                             595,000           610
             ----------------------------------------------------------------------------------
             4.375%, 8/15/12 [sec]                                     1,190,000         1,206
             ----------------------------------------------------------------------------------
             4.75%, 11/15/08 [sec] **                                    505,000           537
             ----------------------------------------------------------------------------------
             4.875%, 2/15/12 [sec]                                       360,000           379
             ----------------------------------------------------------------------------------
             5.00%, 8/15/11 [sec]**                                    1,775,000         1,886
             ----------------------------------------------------------------------------------
             6.50%, 8/15/05 [sec]                                      4,270,000         4,727
     ------------------------------------------------------------------------------------------
     Total U.S. Government Obligations/Agencies (Cost  $39,637)                         41,999
                                                                                  -------------

     SHORT-TERM INVESTMENTS 4.8%

     MONEY MARKET FUND 4.8%
     T. Rowe Price Reserve Investment Fund, 1.66% #                   32,329,017        32,329
     ------------------------------------------------------------------------------------------
     Total Short-Term Investments (Cost  $32,329)                                       32,329
                                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
101.4% of Net Assets (Cost  $685,270)                                             $    682,875

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T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

                                                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------------------
                                                                                                               In thousands
FUTURES CONTRACTS
                                                                           Contract          Unrealized
                                                          Expiration       Value             Gain (Loss)
                                                        --------------   ------------      ---------------
                                                                                   In thousands
Short, 81 U.S. Treasury 5 year contracts,
$116,000 of U.S. Treasury Notes
pledged as initial margin                                 3/03             $     (8,947)     $      28

Short, 90 U.S. Treasury 10 year contracts,
$198,000 of U.S. Treasury Notes
pledged as initial margin                                 3/03                  (10,000)            86

Short, 2 U.S. Treasury 30 year contracts,
$6,000 of U.S. Treasury Notes
pledged as initial margin                                 3/03                     (216)             3

Net payments (receipts) of variation
margin to date                                                                                    (170)
                                                                                             ----------
Variation margin receivable (payable)
on open futures contracts                                                                                               (53)

Other Assets Less Liabilities                                                                                        (9,633)
                                                                                                                ------------

NET ASSETS                                                                                                      $   673,189
                                                                                                                ============

               #  Seven-day yield
               *  Non-income producing
        [dagger] Interest Only security for which the fund receives interest on notional principal (par)
           [sec] All or a portion of this security is on loan at November 30, 2002 - See Note 2
              ** All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2002
 [double dagger]  Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $136 and represents 0% of net assets
        [square]  Security valued by the Fund's Board of Directors
            144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $8,358 and represents 1.2% of net assets
             ADR  American Depository Receipts
             CAD  Canadian dollar
             CHF  Swiss franc
             CMO  Collateralized Mortgage Obligation
             DKK  Danish krone
             ETC  Equipment Trust Certificates
             EUR  Euro
             GBP  British pound
             HKD  Hong Kong dollar
             JPY  Japanese yen
             KRW  South Korean won
           LYONs  Liquid Yield Option Notes
             MTN  Medium-Term Note
             MXN  Mexican peso
             NOK  Norwegian krone
             NZD  New Zealand dollar
             PIK  Payment-in-Kind
            REIT  Real Estate Investment Trust
             SEK  Swedish krona
             SGD  Singapore dollar
            STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
             TBA To Be Announced security was purchased on a forward commitment basis

   The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited                                                    November 30, 2002

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

     ASSETS
     Investments in securities, at value (Cost $685,270)             $     682,875
     Securities lending collateral                                          63,869
     Other assets                                                            7,343
                                                                     --------------
     Total assets                                                          754,087
                                                                     --------------

     LIABILITIES
     Obligation to return securities lending collateral                     63,869
     Other liabilities                                                      17,029
                                                                     --------------
     Total liabilities                                                      80,898
                                                                     --------------

     NET ASSETS                                                      $     673,189
                                                                     ==============
     NET ASSETS CONSIST OF:
     Undistributed net investment income (loss)                      $       2,275
     Undistributed net realized gain (loss)                                (30,616)
     Net unrealized gain (loss)                                             (2,282)
     Paid-in-capital applicable to 48,243,638 shares of
     $0.0001 par value capital stock outstanding;
     1,000,000,000 shares of the Corporation authorized                    703,812
                                                                     --------------

     NET ASSETS                                                      $     673,189
                                                                     ==============

     NET ASSET VALUE PER SHARE                                       $       13.95
                                                                     ==============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                               6 Months
                                                                                  Ended
                                                                               11/30/02
     INVESTMENT INCOME (LOSS)
     Income
       Interest                                                             $     7,187
       Dividend                                                                   3,678
       Securities lending                                                            66
                                                                            -------------
       Total income                                                              10,931
                                                                            -------------
     Expenses
       Investment management                                                      1,760
       Shareholder servicing                                                      1,317
       Custody and accounting                                                       121
       Prospectus and shareholder reports                                            68
       Registration                                                                  14
       Legal and audit                                                                7
       Directors                                                                      4
       Miscellaneous                                                                  2
                                                                            -------------
       Total expenses                                                             3,293
       Expenses paid indirectly                                                      (5)
                                                                            -------------
       Net expenses                                                               3,288
                                                                            -------------
     Net investment income (loss)                                                 7,643
                                                                            -------------
     REALIZED AND UNREALIZED GAIN (LOSS)
     Net realized gain (loss)
       Securities                                                               (13,551)
       Futures                                                                   (1,112)
       Foreign currency transactions                                                (65)
                                                                            -------------
       Net realized gain (loss)                                                 (14,728)
                                                                            -------------
     Change in net unrealized gain (loss)
       Securities                                                               (37,500)
       Futures                                                                      356
       Other assets and liabilities
       denominated in foreign currencies                                            (14)
                                                                            -------------
       Change in net unrealized gain (loss)                                     (37,158)
                                                                            -------------
     Net realized and unrealized gain (loss)                                    (51,886)
                                                                            -------------
     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                                 $   (44,243)
                                                                            =============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                     6 Months            Year
                                                                        Ended           Ended
                                                                     11/30/02         5/31/02
       INCREASE (DECREASE) IN NET ASSETS
       Operations
        Net investment income (loss)                              $     7,643     $    16,809
        Net realized gain (loss)                                      (14,728)        (13,102)
        Change in net unrealized gain (loss)                          (37,158)        (12,507)
                                                                  -----------------------------
        Increase (decrease) in net assets from operations             (44,243)         (8,800)
                                                                  -----------------------------
       Distributions to shareholders
        Net investment income                                          (8,851)        (16,933)
        Net realized gain                                                   -            (434)
                                                                  -----------------------------
        Decrease in net assets from distributions                      (8,851)        (17,367)
                                                                  -----------------------------
       Capital share transactions *
        Shares sold                                                    94,027         173,197
        Distributions reinvested                                        8,811          17,291
        Shares redeemed                                               (70,154)       (142,051)
                                                                  -----------------------------
        Increase (decrease) in net assets from capital
        share transactions                                             32,684          48,437
                                                                  -----------------------------

       NET ASSETS
       Increase (decrease) during period                              (20,410)         22,270
       Beginning of period                                            693,599         671,329
                                                                  -----------------------------
       END OF PERIOD                                              $   673,189     $   693,599
                                                                  =============================

     *Share information
        Shares sold                                                     6,865          11,478
        Distributions reinvested                                          642           1,166
        Shares redeemed                                                (5,168)         (9,424)
                                                                  -----------------------------
        Increase (decrease) in shares outstanding                       2,339           3,220

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                    November 30, 2002

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

    T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income, by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

    The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

    VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

    Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

    Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

    Assets and liabilities for which the above valuation procedures are inappropriate

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

    or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

    CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

    PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

    EXPENSES PAID INDIRECTLY Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $5,000 for the six months ended November 30, 2002.

    OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

    Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

    FUTURES CONTRACTS During the six months ended November 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

    SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2002, the value of loaned securities was $60,849,000; aggregate collateral consisted of $63,869,000 in the securities lending collateral pool and government securities valued at $2,501,000.

    OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $169,603,000 and $103,714,000, respectively, for the six months ended November 30, 2002. Purchases and sales of U.S. government securities aggregated $144,963,000 and $181,853,000, respectively, for the six months ended November 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

    No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

    For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $13,381,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2001 were recognized for tax purposes on June 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $2,663,000 of unused capital loss carryforwards, of which $2,663,000 expire in 2010.

    At November 30, 2002, the cost of investments for federal income tax purposes was $685,270,000. Net unrealized loss aggregated $2,282,000 at period-end, of which $47,849,000 related to appreciated investments and $50,131,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

    The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $220,000.

    The manager has agreed to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, from November 1, 2002 through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $89,000 of management

T. ROWE PRICE PERSONAL STRATEGY BALANCED FUND
--------------------------------------------------------------------------------

    fees were not accrued by the fund for the six months ended November 30, 2002. At November 30, 2002, unaccrued fees in the amount of $89,000 remain subject to reimbursement by the fund through September 30, 2006.

    In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement
    Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,151,000 for the six months ended November 30, 2002, of which $209,000 was payable at period-end.

    The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $340,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               BY PHONE 1-800-225-5132. Available Monday through Friday from
               7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

               IN PERSON. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

      ACCOUNT SERVICES

               AUTOMATED 24-HOUR SERVICES INCLUDING TELE*ACCESS (R) and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               AUTOMATIC INVESTING. From your bank account or paycheck.

               AUTOMATIC WITHDRAWAL. Scheduled, automatic redemptions.

               IRA REBALANCING. Ensuring that your accounts reflect your desired asset allocation.

      BROKERAGE SERVICES *

               INDIVIDUAL INVESTMENTS. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

      INVESTMENT INFORMATION

               CONSOLIDATED STATEMENT. Overview of all of your accounts.

               SHAREHOLDER REPORTS. Manager reviews of their strategies and results.

               T. ROWE PRICE REPORT. Quarterly investment newsletter.

               PERFORMANCE UPDATE. Quarterly review of all T. Rowe Price fund results.

               INSIGHTS. Educational reports on investment strategies and markets.

               INVESTMENT GUIDES. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

             * T. Rowe Price Brokerage is a division of T. Rowe Price Investment
               Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

      T. ROWE PRICE RETIREMENT SERVICES

               T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

               PLANNING TOOLS AND SERVICES
               -----------------------------------------------------------------

               T. ROWE PRICE(R) RETIREMENT INCOME MANAGER* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

               RETIREMENT INCOME CALCULATOR. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               ROLLOVER INVESTMENT SERVICE* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

               IRA REBALANCING SERVICE. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

               QUALITY INFORMATION. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

               INVESTMENT VEHICLES
               -----------------------------------------------------------------

               INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)
               NO-LOAD VARIABLE ANNUITIES
               SMALL BUSINESS RETIREMENT PLANS

             * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

      www.troweprice.com

               ACCOUNT INFORMATION
               -----------------------------------------------------------------

               ACCOUNT ACCESS allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

               ACCOUNTMINDER is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

               FINANCIAL TOOLS AND CALCULATORS
               -----------------------------------------------------------------

               COLLEGE INVESTMENT CALCULATOR. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

               MORNINGSTAR(R) PORTFOLIO TRACKER(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

               INVESTMENT STRATEGY PLANNER. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

               RETIREMENT INCOME CALCULATOR. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               INVESTMENT TRACKING AND INFORMATION
               -----------------------------------------------------------------

               MY TRP e-UPDATES. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

               MORNINGSTAR(R) PORTFOLIO WATCHLIST(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

               MORNINGSTAR(R) PORTFOLIO X-RAY(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. ROWE PRICE COLLEGE PLANNING
--------------------------------------------------------------------------------

      COLLEGE PLANNING

               With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

               T. ROWE PRICE COLLEGE SAVINGS PLAN. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

               We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

               EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

               COLLEGE INVESTMENT CALCULATOR. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

               COLLEGE PLANNING BASICS. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.

T. ROWE PRICE ADVISORY SERVICES
--------------------------------------------------------------------------------

      ADVISORY SERVICES

               If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

               THE T. ROWE PRICE(R) RETIREMENT INCOME MANAGER* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

               ROLLOVER INVESTMENT SERVICE* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

               T. ROWE PRICE INVESTMENT CHECKUP(R) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

               RETIREMENT INCOME CALCULATOR. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

               MORNINGSTAR(R) CLEAR FUTURE(SM) GUIDANCE. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

             * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

T. ROWE PRICE BROKERAGE SERVICES
--------------------------------------------------------------------------------

      BROKERAGE SERVICES
      T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.

               BROKERAGE ADVANTAGE. This premium relationship account is designed for investors with higher balances who seek to manage all of their investments through a single account. Brokerage Advantage clients also enjoy unlimited checking and VISA Gold ATM & Check Cards.

               MUTUAL FUND GATEWAY. This service lets you invest in more than 100 prominent no-load fund families using a single account.

               MARGIN AND OPTIONS TRADING for qualified investors.

               ONLINE ACCOUNT ACCESS. This service lets you access your Brokerage account, place stock, option, and mutual fund orders, create personal watch lists, and get real-time quotes over the Internet. Customers can enjoy low flat-rate commissions of $19.95 on stock trades.*

               TELE-TRADER. This automated, 24-hour trading service allows you to enter stock and option orders, access real-time quotes, and hear a report of your account balances. You can also create a quote list for your selected securities.

               ONLINE RESEARCH AND NEWS.** Company news, stock information, and interactive charting available 24 hours a day, provided by Thomson Financial Services.

             * $19.95 per trade for up to 1,000 shares, plus $0.02 per share thereafter.

            ** The information provided through these services is prepared by independent investment research companies that are not affiliated with T. Rowe Price. While the information provided is deemed reliable, neither T. Rowe Price Brokerage nor the information providers guarantee the accuracy or completeness of the information or make any warranties with regard to the results obtained from its use.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
---------------------------------------
DOMESTIC
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*[dagger]
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
---------------------------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
---------------------------------------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEYMARKET FUNDS[dagger][dagger]
---------------------------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
---------------------------------------
STOCK
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery[dagger]
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

               * T. Rowe Price Advisor Class available for these funds. The
                 T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or
                 T. Rowe Price at 1-877-804-2315.

        [dagger] Closed to new investors.

[dagger][dagger] Investments in the funds are not insured or guaranteed by the
                 FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

                 Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                         T. Rowe Price Investment Services, Inc.
      T.ROWEPRICE [LOGO](R)              100 East Pratt Street
      INVEST WITH CONFIDENCE             Baltimore, MD 21202